Oct. 19, 2023
Aristotle Portfolio Optimization Conservative Fund
Aristotle Portfolio Optimization Conservative Fund
Investment Goal
This Fund seeks current income and preservation of capital.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 114 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I-2
Management Fee[1]	0.45%	0.45%	0.45%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None
Acquired Fund Fees and Expenses[2]	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	1.14%	1.89%	0.89%
Less Fee Waiver[3]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waiver	1.14%	1.89%	0.89%

[1]	The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.
[2]
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements. Acquired Fund Fees and Expenses have been estimated based on expected allocations to underlying funds.

[3]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2025, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.22% for Class A, 1.97% for Class C and 0.97% for Class I-2. Aristotle Investment Services, LLC may not recoup these waivers in future periods.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	C	I-2
1 year	$659	$291	$90
3 years	$889	$591	$281
5 years	$1,138	$1,016	$488
10 years	$1,849	$2,201	$1,084

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	C	I-2
1 year	$659	$191	$90
3 years	$889	$591	$281
5 years	$1,138	$1,016	$488
10 years	$1,849	$2,201	$1,084

Your expenses (in dollars) if you DON’T SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	C	I-2
1 year	$659	$291	$90
3 years	$889	$591	$281
5 years	$1,138	$1,016	$488
10 years	$1,849	$2,201	$1,084

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	C	I-2
1 year	$659	$191	$90
3 years	$889	$591	$281
5 years	$1,138	$1,016	$488
10 years	$1,849	$2,201	$1,084

Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in unaffiliated exchange-traded funds (“ETFs”) and in other funds organized as series of the Trust (collectively, the “Underlying Funds”), does not pay transaction costs, such as commissions, when it buys and sells shares of Underlying Funds (or “turns over” its holdings); however, a higher portfolio turnover rate, which reflects a greater number of shares of Underlying Funds being bought or sold, may result in higher taxes when Fund shares are held in a taxable account. During the fiscal year ended March 31, 2023, the portfolio turnover rate of Pacific Funds Portfolio Optimization Conservative (the “Predecessor Fund”) was 28% of the average value of the Fund. An Underlying Fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a greater number of securities being bought or sold, may indicate higher transaction costs and may result in higher taxes to Fund shareholders who hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and Underlying Funds’ performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs. The allocation of the Fund’s assets between underlying funds sub-advised by an affiliate of the investment adviser and unaffiliated ETFs will vary over time, although the sub-adviser currently expects to invest, under normal circumstances, between 40% and 90% of the Fund’s assets in underlying funds sub-advised by an affiliate of the investment adviser. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
70-85%	15-30%

The sub-adviser to the Fund manages the investment program for the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction—The sub-adviser manages the Fund using an approximate 10-year investment horizon. An asset class target allocation for the Fund is developed that seeks to meet the Fund’s investment goal using both equity and debt asset classes. The equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging market equities. The debt asset class also includes narrower asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.
The sub-adviser then determines the amount of the Fund’s assets to invest in each underlying fund in order to obtain the asset class target allocations for the Fund.
The sub-adviser may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations, and/or the allocations to the underlying funds, at any time as it deems necessary based on the sub-adviser’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).
For example, the sub-adviser may engage in dynamic positioning for the Fund by adjusting the target allocations to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. The sub-adviser would then make the appropriate adjustments to its underlying funds allocations to reflect the updated asset class target allocations. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Investment Risk Management—The sub-adviser monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the underlying funds that invest primarily in debt instruments include investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.
Investments of the underlying funds that invest primarily in equity instruments include growth and value stocks; large-, mid- and small-capitalization companies; sector-specific stocks; and domestic and foreign stocks, including emerging market stocks.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest a significant portion of its assets in any single underlying funds. The sub-adviser has sole discretion in selecting the underlying funds for investment and may adjust the Fund’s allocations to the underlying funds, including adding or removing underlying funds as it deems appropriate to meet the Fund’s investment goal.
For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Underlying Funds that invest primarily in debt instruments, this Fund has more exposure to debt securities risk than other Portfolio Optimization Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk, Conflicts of Interest Risk, and ETF Risk. The Fund is also subject to the risks of the Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Underlying Funds. The principal risks to the Fund from these Underlying Fund investments are described below.
•Asset Allocation Fund of Funds Risk: Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, you still may lose money and/or experience price volatility. Performance of and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than investing in a fund of funds. Another risk of asset allocation is that the Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, which could result in the Fund’s risk/return target not being met. Fund shareholders also bear indirectly their proportionate share of the expenses of the Underlying Funds in which the Fund invests. As a fund of funds, the Fund is exposed proportionally to the same risks as the Underlying Funds in which it invests.
•Conflicts of Interest Risk: The investment adviser and sub-adviser are subject to competing interests that have the potential to influence investment decisions for the Fund. For example, an Underlying Fund managed by an affiliate of the sub-adviser or the investment adviser may create an incentive for the sub-adviser to use that fund as an Underlying Fund. In addition, the sub-adviser may be influenced by its or the investment adviser’s view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. The sub-adviser seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. The sub-adviser has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and the sub-adviser may not take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.
•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
Principal Risks from Holdings in Underlying Funds
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer's products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce an Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, an Underlying Fund’s yield (and total return) also may be low, and an Underlying Fund may experience low or negative returns. An Underlying Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. As interest rates rise, the value of fixed income investments will generally decrease.
•Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region.
•Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit rating/scores, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce an Underlying Fund’s returns because an
Underlying Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).
•U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations.
•Leverage Risk: An Underlying Fund may invest in forward commitments, futures contracts, options, or swap agreements, including taking short positions using certain derivatives, as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an Underlying Fund’s principal amount invested. Leverage can magnify an Underlying Fund’s gains and losses and therefore increase its volatility.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities, or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
•Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments denominated in or with exposure to that foreign currency.
•High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.
•Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.
•Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the imposition of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.
•Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
•Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
•Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market, and industry changes than larger, more established companies.
•Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads, and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper an Underlying Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by an Underlying Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to an Underlying Fund, requiring an Underlying Fund to borrow cash which would increase an Underlying Fund’s expenses. An Underlying Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk.
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact an Underlying Fund’s performance.
•Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the fund’s benchmark index, it may not result in the aggregate in investment performance matching that of that fund’s benchmark index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.
•Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not.
As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.
•LIBOR Transition Risk: Certain investments in which an Underlying Fund invests rely in some manner on the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by ICE Benchmark Administration (“IBA”), the administrator of LIBOR. Previously, the Financial Conduct Authority (“FCA”), which regulates financial markets and financial services firms in the United Kingdom, announced that it would no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021. The IBA ceased publication of most LIBOR settings on a representative basis at the end of 2021 and ceased publication of a majority of U.S. dollar LIBOR settings on a representative basis on June 30, 2023. In addition, global regulators previously announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies.
•Underlying Fund Risk: Because an Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Underlying Fund and its remaining shareholders, both of which could negatively impact performance.
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. To further assist in performance comparison, the returns of a composite benchmark, the Aristotle Portfolio Optimization Conservative Composite Benchmark, are presented. The composite benchmark is comprised of 71% Bloomberg US Aggregate Bond, 17% S&P 500, 7% ICE BofA U.S. 3-Month Treasury Bill, and 5% MSCI EAFE Indices. It reflects broad debt and equity asset class allocations for the Fund in the current target allocation (the broad equity asset class being represented generally by benchmarks for domestic and international equity). The bar chart shows the performance of the Predecessor Fund’s Class A shares, which had different fees and expenses than the Fund. Sales charges applicable to Predecessor Fund’s Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).
Performance
Calendar Year Total Returns (%)1

Class A return for the period 1/1/23 through 9/30/23: 2.52%
Best and worst quarterly performance reflected within the bar chart: Q2 2020: 10.07%; Q2 2022: (9.01)%
Average Annual Total Returns(For the periods endedDecember 31, 2022)

Average Annual Total Returns (For the periods ended December 31, 2022)	1 year	5 years	10 years
Class A (incepted December 31, 2003) (before taxes)	(19.73)%	(0.12)%	1.67%
Class A (after taxes on distributions)	(20.97)%	(1.66)%	0.34%
Class A (after taxes on distributions and sale of Fund shares)	(10.79)%	(0.37)%	0.95%
Class C (incepted December 31, 2003) (before taxes)	(16.46)%	0.26%	1.48%
Class I-2 (incepted December 31, 2012) (before taxes)	(14.80)%	1.27%	2.47%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	(13.01)%	0.02%	1.06%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	(18.11)%	9.42%	12.56%
Aristotle Portfolio Optimization Conservative Composite Benchmark[1] (reflects no deductions for fees, expenses, or taxes)	(12.78)%	2.01%	3.28%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class A shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Aristotle Portfolio Optimization Moderate Conservative Fund
Aristotle Portfolio Optimization Moderate Conservative Fund
Investment Goal
This Fund seeks current income and moderate growth of capital.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 114 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I-2
Management Fee[1]	0.45%	0.45%	0.45%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None
Acquired Fund Fees and Expenses[2]	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	1.14%	1.89%	0.89%
Less Fee Waiver[3]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waiver	1.14%	1.89%	0.89%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.

[2]
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements. Acquired Fund Fees and Expenses have been estimated based on expected allocations to underlying funds.

[3]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2025, to waive its management fees to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.22% for Class A, 1.97% for Class C, and 0.97% for Class I-2. Aristotle Investment Services, LLC may not recoup these waivers in future periods.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I-2
1 year	$660	$292	$91
3 years	$892	$594	$284
5 years	$1,143	$1,021	$493
10 years	$1,860	$2,212	$1,096

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I-2
1 year	$660	$192	$91
3 years	$892	$594	$284
5 years	$1,143	$1,021	$493
10 years	$1,860	$2,212	$1,096

Your expenses (in dollars) if you DON’T SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I-2
1 year	$660	$292	$91
3 years	$892	$594	$284
5 years	$1,143	$1,021	$493
10 years	$1,860	$2,212	$1,096

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I-2
1 year	$660	$192	$91
3 years	$892	$594	$284
5 years	$1,143	$1,021	$493
10 years	$1,860	$2,212	$1,096

Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in unaffiliated exchange-traded funds (“ETFs”) and in other funds organized as series of the Trust (collectively, the “Underlying Funds”), does not pay transaction costs, such as commissions, when it buys and sells shares of Underlying Funds (or “turns over” its holdings); however, a higher portfolio turnover rate, which reflects a greater number of shares of Underlying Funds being bought or sold, may result in higher taxes when Fund shares are held in a taxable account. During the fiscal year ended March 31, 2023, the portfolio turnover rate of the Pacific Funds Portfolio Optimization Moderate-Conservative (the “Predecessor Fund”) was 26% of the average value of the Fund. An Underlying Fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a greater number of securities being bought or sold, may indicate higher transaction costs and may result in higher taxes to Fund shareholders who hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and Underlying Funds’ performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs. The allocation of the Fund’s assets between underlying funds sub-advised by an affiliate of the investment adviser and unaffiliated ETFs will vary over time, although the sub-adviser currently expects to invest, under normal circumstances, between 40% and 90% of the Fund’s assets in underlying funds sub-advised by an affiliate of the investment adviser. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
50-70%	30-50%

The sub-adviser manages the investment program for the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction—The sub-adviser manages the Fund using an approximate 10-year investment horizon. An asset class target allocation for the Fund is developed that seeks to meet the Fund’s investment goal using both equity and debt asset classes. The equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging market equities. The debt asset class also includes narrower asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.
The sub-adviser then determines the amount of the Fund’s assets to invest in each underlying fund in order to obtain the asset class target allocations for the Fund.
The sub-adviser may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations, and/or the allocations to the underlying funds, at any time as it deems necessary based on the sub-adviser’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).
For example, the sub-adviser may engage in dynamic positioning for the Fund by adjusting the target allocations to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. The sub-adviser would then make the appropriate adjustments to its underlying funds allocations to reflect the updated asset class target allocations. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Investment Risk Management—The sub-adviser monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the underlying funds that invest primarily in debt instruments include investment grade debt securities, including U.S.
Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.
Investments of the underlying funds that invest primarily in equity instruments include growth and value stocks; large-, mid- and small-capitalization companies; sector-specific stocks; and domestic and foreign stocks, including emerging market stocks.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest a significant portion of its assets in any single underlying fund. The sub-adviser has sole discretion in selecting the underlying funds for investment and may adjust the Fund’s allocations to the underlying funds, including adding or removing underlying funds, as it deems appropriate to meet the Fund’s investment goal.
For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Underlying Funds that invest primarily in debt instruments, this Fund has more exposure to debt securities risk than other Portfolio Optimization Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk, Conflicts of Interest Risk, and ETF Risk. The Fund is also subject to the risks of the Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Underlying Funds. The principal risks to the Fund from these Underlying Fund investments are described below.
•Asset Allocation Fund of Funds Risk: Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, you still may lose money and/or experience price volatility. Performance of and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than investing in a fund of funds. Another risk of asset allocation is that the Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, which could result in the Fund’s risk/return target not being met. Fund shareholders also bear indirectly their proportionate share of the expenses of the Underlying Funds in which the Fund invests. As a fund of funds, the Fund is exposed proportionally to the same risks as the Underlying Funds in which it invests.
•Conflicts of Interest Risk: The investment adviser and sub-adviser are subject to competing interests that have the potential to influence investment decisions for the Fund. For example, an Underlying Fund managed by an affiliate of the sub-adviser or the investment adviser may create an incentive for the sub-adviser to use that fund as an Underlying Fund. In addition, the sub-adviser may be influenced by its or the investment adviser’s view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. The sub-adviser seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. The sub-adviser has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and the sub-adviser may not take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.
•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
Principal Risks from Holdings in Underlying Funds
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer's products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce an Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, an Underlying Fund’s yield (and total return) also may be low and an Underlying Fund may experience low or negative returns. An Underlying Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. As interest rates rise, the value of fixed income investments will generally decrease.
•Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.
•Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit ratings/scores, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce an Underlying Fund’s returns because an Underlying Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).
•U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations.
•Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments denominated in or with exposure to that foreign currency.
•Leverage Risk: An Underlying Fund may invest in forward commitments, futures contracts, options, or swap agreements, including taking short positions using certain derivatives, as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an Underlying Fund’s principal amount invested. Leverage can magnify an Underlying Fund’s gains and losses and therefore increase its volatility.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
•Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the imposition of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.
•Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.
•Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.
•Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
•Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper an Underlying Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by an Underlying Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to an Underlying Fund, requiring an Underlying Fund to borrow cash which would increase an Underlying Fund’s expenses. An Underlying Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk.
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact an Underlying Fund’s performance.
•Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the fund’s benchmark index, it may not result in the aggregate in investment performance matching that of that fund’s benchmark index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.
•Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.
•LIBOR Transition Risk: Certain investments in which an Underlying Fund invests rely in some manner on the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by ICE Benchmark Administration (“IBA”), the administrator of LIBOR. Previously, the Financial Conduct Authority (“FCA”), which regulates financial markets and financial services firms in the United Kingdom, announced that it would no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021. The IBA ceased publication of most LIBOR settings on a representative basis at the end of 2021 ceased publication of a majority of U.S. dollar LIBOR settings on a representative basis on June 30, 2023. In addition, global regulators previously announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies.
•Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.
•Underlying Fund Risk: Because an Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Underlying Fund and its remaining shareholders, both of which could negatively impact performance.

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. To further assist in performance comparison, the returns of a composite benchmark, the Aristotle Portfolio Optimization Moderate-Conservative Composite Benchmark, are presented. The composite benchmark is comprised of 55% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 5% ICE BofA U.S. 3-Month Treasury Bill Indices. It reflects broad debt and equity asset class allocations for the Fund in the current target allocation (the broad equity asset class being represented generally by benchmarks for domestic and international equity). The bar chart shows the performance of the Predecessor Fund’s Class A shares.
Sales charges applicable to the Predecessor Fund’s Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance
Calendar Year Total Returns (%)1

Class A return for the period 1/1/23 through 9/30/23: 3.29%
Best and worst quarterly performance reflected within the bar chart: Q2 2020: 12.87%; Q1 2020: (11.79)%
Average Annual Total Returns(For the periods endedDecember 31, 2022)

Average Annual Total Returns (For the periods ended December 31, 2022)	1 year	5 years	10 years
Class A (incepted December 31, 2003) (before taxes)	(21.48)%	0.68%	2.96%
Class A (after taxes on distributions)	(23.69)%	(1.50)%	1.28%
Class A (after taxes on distributions and sale of Fund shares)	(11.09)%	0.25%	1.99%
Class C (incepted December 31, 2003) (before taxes)	(18.28)%	1.07%	2.79%
Class I-2 (incepted December 31, 2012) (before taxes)	(16.81)%	2.07%	3.78%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	(13.01)%	0.02%	1.06%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	(18.11)%	9.42%	12.56%
Aristotle Portfolio Optimization Moderate-Conservative Composite Benchmark[1] (reflects no deductions for fees, expenses, or taxes)	(13.71)%	3.36%	5.01%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class A shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Aristotle Portfolio Optimization Moderate Fund
Aristotle Portfolio Optimization Moderate Fund
Investment Goal
This Fund seeks long-term growth of capital and low to moderate income.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 114 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I-2
Management Fee[1]	0.45%	0.45%	0.45%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None
Acquired Fund Fees and Expenses[2]	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses	1.12%	1.87%	0.87%
Less Fee Waiver[3]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waiver	1.12%	1.87%	0.87%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.

[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and have been estimated based on expected allocations to underlying funds.
[3]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2025, to waive its management fees to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.23% for Class A, 1.98% for Class C, and 0.98% for Class I-2. Aristotle Investment Services, LLC may not recoup these waivers in future periods.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I-2
1 year	$658	$290	$89
3 years	$886	$588	$278
5 years	$1,133	$1,011	$482
10 years	$1,838	$2,190	$1,073

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I-2
1 year	$658	$190	$89
3 years	$886	$588	$278
5 years	$1,133	$1,011	$482
10 years	$1,838	$2,190	$1,073

Your expenses (in dollars) if you DON’T SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I-2
1 year	$658	$290	$89
3 years	$886	$588	$278
5 years	$1,133	$1,011	$482
10 years	$1,838	$2,190	$1,073

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I-2
1 year	$658	$190	$89
3 years	$886	$588	$278
5 years	$1,133	$1,011	$482
10 years	$1,838	$2,190	$1,073

Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in unaffiliated exchange-traded funds (“ETFs”) and in other funds organized as series of the Trust (collectively, the “Underlying Funds”), does not pay transaction costs, such as commissions, when it buys and sells shares of Underlying Funds (or “turns over” its holdings); however, a higher portfolio turnover rate, which reflects a greater number of shares of Underlying Funds being bought or sold, may result in higher taxes when Fund shares are held in a taxable account. During the fiscal year ended March 31, 2023, the portfolio turnover rate of Pacific Funds Portfolio Optimization Moderate (the “Predecessor Fund”) was 32% of the average value of the Fund. An Underlying Fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a greater number of securities being bought or sold, may indicate higher transaction costs, and may result in higher taxes to Fund shareholders who hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and Underlying Funds’ performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs. The allocation of the Fund’s assets between underlying funds sub-advised by an affiliate of the investment adviser and unaffiliated ETFs will vary over time, although the sub-adviser currently expects to invest, under normal circumstances, between 40% and 90% of the Fund’s assets in underlying funds sub-advised by an affiliate of the investment adviser. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
30-50%	50-70%

The sub-adviser manages the investment program for the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction—The sub-adviser manages the Fund using an approximate 10-year investment horizon. An asset class target allocation for the Fund is developed that seeks to meet the Fund’s investment goal using both equity and debt asset classes. The equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging market equities. The debt asset class also includes narrower asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.
The sub-adviser then determines the amount of the Fund’s assets to invest in each underlying fund in order to obtain the asset class target allocations for the Fund.
The sub-adviser may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations, and/or the allocations to the underlying funds, at any time as it deems necessary based on the sub-adviser’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).
For example, the sub-adviser may engage in dynamic positioning for the Fund by adjusting the target allocations to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. The sub-adviser would then make the appropriate adjustments to its underlying fund allocations to reflect the updated asset class target allocations. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Investment Risk Management—The sub-adviser monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the underlying fund that invest primarily in debt instruments include investment grade debt securities, including U.S.
Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.
Investments of the underlying funds that invest primarily in equity instruments include growth and value stocks; large-, mid- and small-capitalization companies; sector-specific stocks; and domestic and foreign stocks, including emerging market stocks.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest a significant portion of its assets in any single underlying fund. The sub-adviser has sole discretion in selecting the underlying funds for investment and may adjust the Fund’s allocations to the underlying funds, including adding or removing underlying funds, as it deems appropriate to meet the Fund’s investment goal.
For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Underlying Funds that invest primarily in equity instruments, this Fund has more exposure to equity securities risk than other Portfolio Optimization Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk, Conflicts of Interest Risk, and ETF Risk. The Fund is also subject to the risks of the Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Underlying Funds. The principal risks to the Fund from these Underlying Fund investments are described below.
•Asset Allocation Fund of Funds Risk: Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, you still may lose money and/or experience price volatility. Performance of and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than investing in a fund of funds. Another risk of asset allocation is that the Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions, or other factors, which could result in the Fund’s risk/return target not being met. Fund shareholders also bear indirectly their proportionate share of the expenses of the Underlying Funds in which the Fund invests. As a fund of funds, the Fund is exposed proportionally to the same risks as the Underlying Funds in which it invests.
•Conflicts of Interest Risk: The investment adviser and sub-adviser are subject to competing interests that have the potential to influence investment decisions for the Fund. For example, an Underlying Fund managed by an affiliate of the sub-adviser or the investment adviser may create an incentive for the sub-adviser to use that fund as an Underlying Fund. In addition, the sub-adviser may be influenced by its or the investment adviser’s view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. The sub-adviser seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. The sub-adviser has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and the sub-adviser may not take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.
•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
Principal Risks from Holdings in Underlying Funds
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer's products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit ratings/scores, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce an Underlying Fund’s returns because an Underlying Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).
•U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations.
•Leverage Risk: An Underlying Fund may invest in forward commitments, futures contracts, options, or swap agreements, including taking short positions using certain derivatives, as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an Underlying Fund’s principal amount invested. Leverage can magnify an Underlying Fund’s gains and losses and therefore increase its volatility.
•Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.
•Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. Convertible preferred stock allows the holder to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends but ranks behind bonds, including convertible bonds, in priority upon liquidation.
•Warrants and Rights Risk: Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.
•Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments denominated in or with exposure to that foreign currency.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce an Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, an Underlying Fund’s yield (and total return) also may be low and an Underlying Fund may experience low or negative returns. An Underlying Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. As interest rates rise, the value of fixed income investments will generally decrease.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
•Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the imposition of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities may be more volatile than investment grade securities.
•Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.
•Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact an Underlying Fund’s performance.
•Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the fund’s benchmark index, it may not result in the aggregate in investment performance matching that of that fund’s benchmark index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.
•Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.
•Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper an Underlying Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by an Underlying Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to an Underlying Fund, requiring an Underlying Fund to borrow cash which would increase an Underlying Fund’s expenses. An Underlying Fund is also subject to credit risk with respect to the issuer of the loan.
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
•Underlying Fund Risk: Because an Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Underlying Fund and its remaining shareholders, both of which could negatively impact performance.

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes. The Fund performance shown below is the performance of the
Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. To further assist in performance comparison, the returns of a composite benchmark, the Aristotle Portfolio Optimization Moderate Composite Benchmark, are presented. The composite benchmark is comprised of 45% S&P 500, 38% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 2% ICE BofA U.S. 3-Month Treasury Bill Indices. It reflects broad debt and equity asset class allocations for the Fund in the current target allocation (the broad equity asset class being represented generally by benchmarks for domestic and international equity). The bar chart shows the performance of the Predecessor Fund’s Class A shares.
Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance
Calendar Year Total Returns (%)1

Class A return for the period 1/1/23 through 9/30/23: 4.72%
Best and worst quarterly performance reflected within the bar chart: Q2 2020: 16.23%; Q1 2020: (15.47)%
Average Annual Total Returns(For the periods ended December 31, 2022)

Average Annual Total Returns (For the periods ended December 31, 2022)	1 year	5 years	10 years
Class A (incepted December 31, 2003) (before taxes)	(23.21)%	1.90%	4.47%
Class A (after taxes on distributions)	(26.57)%	(0.89)%	2.44%
Class A (after taxes on distributions and sale of Fund shares)	(11.26)%	1.19%	3.22%
Class C (incepted December 31, 2003) (before taxes)	(20.06)%	2.30%	4.29%
Class I-2 (incepted December 31, 2012) (before taxes)	(18.53)%	3.33%	5.32%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	(18.11)%	9.42%	12.56%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	(13.01)%	0.02%	1.06%
Aristotle Portfolio Optimization Moderate Composite Benchmark[1] (reflects no deductions for fees, expenses or taxes)	(14.95)%	4.82%	6.93%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class A shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Aristotle Portfolio Optimization Growth Fund
Aristotle Portfolio Optimization Growth Fund
Investment Goal
This Fund seeks moderately high, long-term capital appreciation with low, current income.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 114 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I-2
Management Fee[1]	0.45%	0.45%	0.45%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None
Acquired Fund Fees and Expenses[2]	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	1.09%	1.84%	0.84%
Less Fee Waiver[3]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waiver	1.09%	1.84%	0.84%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.

[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and have been estimated based on expected allocations to underlying funds.
[3]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2025, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.25% for Class A, 2.00% for Class C, and 1.00% for Class I-2. Aristotle Investment Services, LLC may not recoup these waivers in future periods.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I-2
1 year	$655	$287	$86
3 years	$878	$579	$268
5 years	$1,118	$996	$466
10 years	$1,806	$2,159	$1,037

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I-2
1 year	$655	$187	$86
3 years	$878	$579	$268
5 years	$1,118	$996	$466
10 years	$1,806	$2,159	$1,037

Your expenses (in dollars) if you DON’T SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I-2
1 year	$655	$287	$86
3 years	$878	$579	$268
5 years	$1,118	$996	$466
10 years	$1,806	$2,159	$1,037

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I-2
1 year	$655	$187	$86
3 years	$878	$579	$268
5 years	$1,118	$996	$466
10 years	$1,806	$2,159	$1,037

Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in unaffiliated exchange-traded funds (“ETFs”) and in other funds organized as series of the Trust (collectively, the “Underlying Funds”), does not pay transaction costs, such as commissions, when it buys and sells shares of Underlying Funds (or “turns over” its holdings); however, a higher portfolio turnover rate, which reflects a greater number of shares of Underlying Funds being bought or sold, may result in higher taxes when Fund shares are held in a taxable account. During the fiscal year ended March 31, 2023, the portfolio turnover rate of Pacific Funds Portfolio Optimization Growth (the “Predecessor Fund”) was 30% of the average value of the Fund. An Underlying Fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a greater number of securities being bought or sold, may indicate higher transaction costs and may result in higher taxes to Fund shareholders who hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and Underlying Funds’ performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs. The allocation of the Fund’s assets between underlying funds sub-advised by an affiliate of the investment adviser and unaffiliated ETFs will vary over time, although the sub-adviser currently expects to invest, under normal circumstances, between 40% and 90% of the Fund’s assets in underlying funds sub-advised by an affiliate of the investment adviser. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
15-30%	70-85%
The sub-adviser manages the investment program for the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction—The sub-adviser manages the Fund using an approximate 10-year investment horizon. An asset class target allocation for the Fund is developed that seeks to meet the Fund’s investment goal using both equity and debt asset classes. The equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging market equities. The debt asset class also includes narrower asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.
The sub-adviser then determines the amount of the Fund’s assets to invest in each underlying fund in order to obtain the asset class target allocations for the Fund.
The sub-adviser may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations, and/or the allocations to the underlying funds, at any time as it deems necessary based on the sub-adviser’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).
For example, the sub-adviser may engage in dynamic positioning for the Fund by adjusting the target allocations to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. The sub-adviser would then make the appropriate adjustments to its underlying fund allocations to reflect the updated asset class target allocations. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Investment Risk Management— The sub-adviser monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the underlying funds that invest primarily in debt instruments include investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.
Investments of the underlying funds that invest primarily in equity instruments include growth and value stocks; large-, mid- and small-capitalization companies; sector-specific stocks; and domestic and foreign stocks, including emerging market stocks.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest a significant portion of its assets in any single underlying fund. The sub-adviser has sole discretion in selecting the underlying funds for investment and may adjust the Fund’s allocations to the underlying funds, including adding or removing underlying funds, as it deems appropriate to meet the Fund’s investment goal.
For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Underlying Funds that invest primarily in equity instruments, this Fund has more exposure to equity securities risk than other Portfolio Optimization Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk, Conflicts of Interest Risk, and ETF Risk. The Fund is also subject to the risks of the Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Underlying Funds. The principal risks to the Fund from these Underlying Fund investments are described below.
•Asset Allocation Fund of Funds Risk: Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, you still may lose money and/or experience price volatility. Performance of and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than investing in a fund of funds. Another risk of asset allocation is that the Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, which could result in the Fund’s risk/return target not being met. Fund shareholders also bear indirectly their proportionate share of the expenses of the Underlying Funds in which the Fund invests. As a fund of funds, the Fund is exposed proportionally to the same risks as the Underlying Funds in which it invests.
•Conflicts of Interest Risk: The investment adviser and sub-adviser are subject to competing interests that have the potential to influence investment decisions for the Fund. For example, an Underlying Fund managed by an affiliate of the sub-adviser or the investment adviser may create an incentive for the sub-adviser to use that fund as an Underlying Fund. In addition, the sub-adviser may be influenced by its or the investment adviser’s view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. The sub-adviser seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. The sub-adviser has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and the sub-adviser may not take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.
•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
Principal Risks from Holdings in Underlying Funds
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to a particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. Convertible preferred stock allows the holder to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends but ranks behind bonds, including convertible bonds, in priority upon liquidation.
•Warrants and Rights Risk: Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce an Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, an Underlying Fund’s yield (and total return) also may be low and an Underlying Fund may experience low or negative returns. An Underlying Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. As interest rates rise, the value of fixed income investments will generally decrease.
•Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit ratings/scores, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce an Underlying Fund’s returns because an Underlying Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).
•Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments denominated in or with exposure to that foreign currency.
•U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations.
•Leverage Risk: An Underlying Fund may invest in forward commitments, futures contracts, options, or swap agreements, including taking short positions using certain derivatives, as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an Underlying Fund’s principal amount invested. Leverage can magnify an Underlying Fund’s gains and losses and therefore increase its volatility.
•Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
•Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the imposition of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.
•Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.
•High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities may be more volatile than investment grade securities.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact an Underlying Fund’s performance.
•Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the fund’s benchmark index, it may not result in the aggregate in investment performance matching that of that fund’s benchmark index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.
•Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.
•LIBOR Transition Risk: Certain investments in which an Underlying Fund invests rely in some manner on the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by ICE Benchmark Administration (“IBA”), the administrator of LIBOR.
Previously, the Financial Conduct Authority (“FCA”), which regulates financial markets and financial services firms in the United Kingdom, announced that it would no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021. The IBA ceased publication of most LIBOR settings on a representative basis at the end of 2021 and ceased publication of a majority of U.S. dollar LIBOR settings on a representative basis on June 30, 2023. In addition, global regulators previously announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies.
•Underlying Fund Risk: Because an Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Underlying Fund and its remaining shareholders, both of which could negatively impact performance.

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. To further assist in performance comparison, the returns of a composite benchmark, the Aristotle Portfolio Optimization Growth Composite Benchmark, are presented. The composite benchmark is comprised of 58% S&P 500, 23% Bloomberg US Aggregate Bond, and 19% MSCI EAFE Indices. It reflects broad debt and equity asset class allocations for the Fund in the current target allocation (the broad equity asset class being represented generally by benchmarks for domestic and international equity). The bar chart shows the performance of the Predecessor Fund’s Class A shares.
Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance
Calendar Year Total Returns (%)1

Class A return for the period 1/1/23 through 9/30/23: 5.68%
Best and worst quarterly performance reflected within the bar chart: Q2 2020: 19.26%; Q1 2020: (20.08)%
Average Annual Total Returns(For the periods ended December 31, 2022)

Average Annual Total Returns (For the periods ended December 31, 2022)	1 year	5 years	10 years
Class A (incepted December 31, 2003) (before taxes)	(24.18)%	2.62%	5.67%
Class A (after taxes on distributions)	(27.90)%	(0.50)%	3.49%
Class A (after taxes on distributions and sale of Fund shares)	(11.55)%	1.76%	4.24%
Class C (incepted December 31, 2003) (before taxes)	(20.97)%	3.02%	5.51%
Class I-2 (incepted December 31, 2012) (before taxes)	(19.56)%	4.06%	6.54%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	(18.11)%	9.42%	12.56%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	(13.01)%	0.02%	1.06%
Aristotle Portfolio Optimization Growth Composite Benchmark[1] (reflects no deductions for fees, expenses or taxes)	(16.00)%	6.00%	8.54%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class A shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Aristotle Portfolio Optimization Aggressive Growth Fund
Aristotle Portfolio Optimization Aggressive Growth Fund
Investment Goal
This Fund seeks high, long-term capital appreciation.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 114 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I-2
Management Fee[1]	0.45%	0.45%	0.45%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None
Acquired Fund Fees and Expenses[2]	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	1.09%	1.84%	0.84%
Less Fee Waiver[3]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waiver	1.09%	1.84%	0.84%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.

[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and have been estimated based on expected allocations to underlying funds.
[3]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2025, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.26% for Class A, 2.01% for Class C, and 1.01% for Class I-2. Aristotle Investment Services, LLC may not recoup these waivers in future periods.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I-2
1 year	$655	$287	$86
3 years	$878	$579	$268
5 years	$1,118	$996	$466
10 years	$1,806	$2,159	$1,037

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I-2
1 year	$655	$187	$86
3 years	$878	$579	$268
5 years	$1,118	$996	$466
10 years	$1,806	$2,159	$1,037

Your expenses (in dollars) if you DON’T SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I-2
1 year	$655	$287	$86
3 years	$878	$579	$268
5 years	$1,118	$996	$466
10 years	$1,806	$2,159	$1,037

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I-2
1 year	$655	$187	$86
3 years	$878	$579	$268
5 years	$1,118	$996	$466
10 years	$1,806	$2,159	$1,037

Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in unaffiliated exchange-traded funds (“ETFs”) and in other funds organized as series of the Trust (collectively, the “Underlying Funds”), does not pay transaction costs, such as commissions, when it buys and sells shares of Underlying Funds (or “turns over” its holdings); however, a higher portfolio turnover rate, which reflects a greater number of shares of Underlying Funds being bought or sold, may result in higher taxes when Fund shares are held in a taxable account. During the fiscal year ended March 31, 2023, the portfolio turnover rate of Pacific Funds Portfolio Optimization Aggressive-Growth (the “Predecessor Fund”) was 29% of the average value of the Fund. An Underlying Fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a greater number of securities being bought or sold, may indicate higher transaction costs, and may result in higher taxes to Fund shareholders who hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and Underlying Funds’ performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs. The allocation of the Fund’s assets between underlying funds sub-advised by an affiliate of the investment adviser and unaffiliated ETFs will vary over time, although the sub-adviser currently expects to invest, under normal circumstances, between 40% and 90% of the Fund’s assets in underlying funds sub-advised by an affiliate of the investment adviser. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
0-15%	85-100%

The sub-adviser manages the investment program for the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction—The sub-adviser manages the Fund using an approximate 10-year investment horizon. An asset class target allocation for the Fund is developed that seeks to meet the Fund’s investment goal using both equity and debt asset classes. The equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging market equities. The debt asset class also includes narrower asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.
The sub-adviser then determines the amount of the Fund’s assets to invest in each underlying fund in order to obtain the asset class target allocations for the Fund.
The sub-adviser may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations, and/or the allocations to the underlying funds, at any time as it deems necessary based on the sub-adviser’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).
For example, the sub-adviser may engage in dynamic positioning for the Fund by adjusting the target allocations to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. The sub-adviser would then make the appropriate adjustments to its underlying fund allocations to reflect the updated asset class target allocations. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Investment Risk Management—The sub-adviser monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the underlying funds that invest primarily in debt instruments include investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.
Investments of the underlying funds that invest primarily in equity instruments include growth and value stocks; large-, mid- and small-capitalization companies; sector-specific stocks; and domestic and foreign stocks, including emerging market stocks.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest a significant portion of its assets in any single underlying fund. The sub-adviser has sole discretion in selecting the underlying funds for investment and may adjust the Fund’s allocations to the underlying funds, including adding or removing underlying funds, as it deems appropriate to meet the Fund’s investment goal.
For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Underlying Funds that invest primarily in equity instruments, this Fund has more exposure to equity securities risk than other Portfolio Optimization Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk, Conflicts of Interest Risk, and ETF Risk. The Fund is also subject to the risks of the Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Underlying Funds. The principal risks to the Fund from these Underlying Fund investments are described below.
•Asset Allocation Fund of Funds Risk: Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, you still may lose money and/or experience price volatility. Performance of and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than investing in a fund of funds. Another risk of asset allocation is that the Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, which could result in the Fund’s risk/return target not being met. Fund shareholders also bear indirectly their proportionate share of the expenses of the Underlying Funds in which the Fund invests. As a fund of funds, the Fund is exposed proportionally to the same risks as the Underlying Funds in which it invests.
•Conflicts of Interest Risk: The investment adviser and sub-adviser are subject to competing interests that have the potential to influence investment decisions for the Fund. For example, an Underlying Fund managed by an affiliate of the sub-adviser or the investment adviser may create an incentive for the sub-adviser to use that fund as an Underlying Fund. In addition, the sub-adviser may be influenced by its or the investment adviser’s view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. The sub-adviser seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. The sub-adviser has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and the sub-adviser may not take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.
•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
Principal Risks from Holdings in Underlying Funds
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-
capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the imposition of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. Convertible preferred stock allows the holder to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends but ranks behind bonds, including convertible bonds, in priority upon liquidation.
•Warrants and Rights Risk: Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.
•Leverage Risk: An Underlying Fund may invest in forward commitments, futures contracts, options, or swap agreements, including taking short positions using certain derivatives, as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an Underlying Fund’s principal amount invested. Leverage can magnify an Underlying Fund’s gains and losses and therefore increase its volatility.
•Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments denominated in or with exposure to that foreign currency.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce an Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, an Underlying Fund’s yield (and total return) also may be low, and an Underlying Fund may experience low or negative returns. An Underlying Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. As interest rates rise, the value of fixed income investments will generally decrease.
•Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit ratings/scores, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce an Underlying Fund’s returns because an Underlying Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).
•U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations.
•Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
•Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.
•Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact an Underlying Fund’s performance.
•Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the fund’s benchmark index, it may not result in the aggregate in investment performance matching that of that fund’s benchmark index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.
•Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.
•Underlying Fund Risk: Because an Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Underlying Fund and its remaining shareholders, both of which could negatively impact performance.

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. To further assist in performance comparison, the returns of a composite benchmark, the Aristotle Portfolio Optimization Aggressive-Growth Composite Benchmark, are presented. The composite benchmark is comprised of 69% S&P 500, 26% MSCI EAFE, and 5% Bloomberg US Aggregate Bond Indices. It reflects broad debt and equity asset class allocations for the Fund in the current target allocation (the broad equity asset class being represented generally by benchmarks for domestic and international equity). The bar chart shows the performance of the Predecessor Fund’s Class A shares.
Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance
Calendar Year Total Returns (%)1

Class A return for the period 1/1/23 through 9/30/23: 6.95%
Best and worst quarterly performance reflected within the bar chart: Q2 2020: 21.35%; Q1 2020: (23.06)%
Average Annual Total Returns(For the periods ended December 31, 2022)

Average Annual Total Returns (For the periods ended December 31, 2022)	1 year	5 years	10 years
Class A (incepted December 31, 2003) (before taxes)	(25.75)%	3.37%	6.50%
Class A (after taxes on distributions)	(30.35)%	(0.08)%	4.27%
Class A (after taxes on distributions and sale of Fund shares)	(11.81)%	2.36%	4.98%
Class C (incepted December 31, 2003) (before taxes)	(22.54)%	3.78%	6.37%
Class I-2 (incepted December 31, 2012) (before taxes)	(21.19)%	4.82%	7.37%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	(18.11)%	9.42%	12.56%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	(13.01)%	0.02%	1.06%
Aristotle Portfolio Optimization Aggressive-Growth Composite Benchmark[1] (reflects no deductions for fees, expenses, or taxes)	(16.79)%	6.98%	9.98%

Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark represents the blended performance of 69% S&P 500, 26% MSCI EAFE, and 5% Bloomberg US Aggregate Bond Indices.
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class A shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Aristotle Ultra Short Income Fund
Aristotle Ultra Short Income Fund
Investment Goal
This Fund seeks current income consistent with capital preservation.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	I	I-2
Management Fee[1]	0.32%	0.32%	0.32%
Distribution (12b-1) and/or Service Fee	0.25%	None	None
Total Annual Fund Operating Expenses	0.57%	0.32%	0.32%
Less Fee Waiver[2]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waiver	0.57%	0.32%	0.32%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.25% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.07% of the average net assets of the class.

[2]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2025, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.32% for Class I and 0.32% for Class I-2. Aristotle Investment Services, LLC may not recoup these waivers in future periods.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$58	$33	$33
3 years	$183	$103	$103
5 years	$318	$180	$180
10 years	$714	$406	$406

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$58	$33	$33
3 years	$183	$103	$103
5 years	$318	$180	$180
10 years	$714	$406	$406

Your expenses (in dollars) if you DON’T SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$58	$33	$33
3 years	$183	$103	$103
5 years	$318	$180	$180
10 years	$714	$406	$406

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$58	$33	$33
3 years	$183	$103	$103
5 years	$318	$180	$180
10 years	$714	$406	$406

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended March 31, 2023, the portfolio turnover rate of Pacific Funds Ultra Short Income (the “Predecessor Fund”) was 51% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.
Principal Investment Strategies
The Fund primarily invests in investment grade, U.S. dollar-denominated short-term fixed and floating rate debt securities, including corporate debt securities, mortgage-related securities, asset-backed securities, U.S. government securities and agency securities and money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes. Debt securities in which the Fund invests may include those denominated in U.S. dollars and issued by foreign entities.
The weighted average duration of this Fund will vary based on the sub-adviser’s market forecasts and will not normally exceed one year and may not exceed two years. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to Interest Rate Risk. The shorter a fund’s duration, the less sensitive it is to Interest Rate Risk.
The dollar weighted average maturity of this Fund will not exceed two years. Maturity of a debt instrument generally refers to the specific period of time until final payment (principal and any applicable interest) is due. In calculating average weighted maturities of mortgage related securities, asset-backed securities or similar securities, the maturity will be based on estimates of average life, which are based on prepayment assumptions.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. As of December 31, 2022, a significant portion of the Fund is represented by asset-backed securities. The components of the Fund are likely to change over time.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-
adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.Individual investment selection is based on the sub-adviser’s fundamental research process. Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred. The Fund is not a money market fund and is not subject to the special regulatory requirements designed to enable money market funds to maintain a stable share price.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit ratings/scores, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk) and issuer risk (the risk that a private issuer cannot meet its obligations).
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. The Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. As interest rates rise, the value of fixed income investments will generally decrease.
•Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.
•Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
•U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations.
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance
Calendar Year Total Returns (%)1

Class I return for the period 1/1/23 through 9/30/23: 4.10%
Best and worst quarterly performance reflected within the bar chart: Q2 2020: 4.36%; Q1 2020: (3.18)%
Average Annual Total Returns(For the periods ended December 31, 2022)

Average Annual Total Returns (For the periods ended December 31, 2022)	1 year	Since Inception
Class I (incepted June 28, 2019) (before taxes)	0.36%	1.26%
Class I (after taxes on distributions)	(0.45)%	0.56%
Class I (after taxes on distributions and sale of Fund shares)	0.21%	0.67%
Class I-2 (incepted June 28, 2019) (before taxes)	0.36%	1.26%
Bloomberg Short Treasury Total Return Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date of June 28, 2019)	0.98%	0.87%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Aristotle Short Duration Income Fund
Aristotle Short Duration Income Fund
Investment Goal
This Fund seeks current income;
capital appreciation is of secondary importance.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 114 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	I-2
Management Fee[1]	0.50%	0.50%	0.45%	0.50%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None	None
Total Annual Fund Operating Expenses	0.75%	1.50%	0.45%	0.50%
Less Fee Waiver[2]	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waiver	0.75%	1.50%	0.45%	0.50%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.40% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.10% for Class A, Class C and Class I-2 and 0.05% for Class I of the average net assets of the class.

[2]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2025, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.75% for Class A, 1.50% for Class C, 0.45% for Class I, and 0.50% for Class I-2. Aristotle Investment Services, LLC may not recoup these waivers in future periods.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver and fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$374	$253	$46	$51
3 years	$532	$474	$144	$160
5 years	$704	$818	$252	$280
10 years	$1,202	$1,791	$567	$628

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$374	$153	$46	$51
3 years	$532	$474	$144	$160
5 years	$704	$818	$252	$280
10 years	$1,202	$1,791	$567	$628

Your expenses (in dollars) if you DON’T SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$374	$253	$46	$51
3 years	$532	$474	$144	$160
5 years	$704	$818	$252	$280
10 years	$1,202	$1,791	$567	$628

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$374	$153	$46	$51
3 years	$532	$474	$144	$160
5 years	$704	$818	$252	$280
10 years	$1,202	$1,791	$567	$628

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended March 31, 2023, the portfolio turnover rate of Pacific Funds Short Duration Income (the “Predecessor Fund”) was 61% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.
Principal Investment Strategies
This Fund invests principally in income producing debt instruments. Under normal circumstances, the Fund will invest at least 70% of its assets in investment grade debt instruments, including corporate debt, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. The Fund may invest up to 30% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate senior loans. Debt securities in which the Fund invests may include those denominated in U.S. dollars and issued by foreign entities that are primarily in developed markets.
The Fund expects to maintain a weighted average duration within one year (plus or minus) of the Bloomberg US 1-3 Year Government/Credit Bond Index, although the investments held by the Fund may have short, intermediate and long terms to maturity. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to Interest Rate Risk. The shorter a fund’s duration, the less sensitive it is to Interest Rate Risk. Maturity of a debt instrument, however, refers to the specific period of time until final payment (principal and any applicable interest) is due. The duration of the Bloomberg US 1-3 Year Government/Credit Bond Index was 1.86 years as of December 31, 2022.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. As of December 31, 2022, a significant portion of the Fund is represented by securities of companies in the Financial sector. The components of the Fund are likely to change over time.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the sub-adviser’s fundamental research process. Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses. The Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk.
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
•High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.
•Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit ratings/scores, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk) and issuer risk (the risk that a private issuer cannot meet its obligations).
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.
•Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return)
also may be low and the Fund may experience low or negative returns. The Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. As interest rates rise, the value of fixed income investments will generally decrease.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
•U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations.
•LIBOR Transition Risk: Certain investments in which an Underlying Fund invests rely in some manner on the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by ICE Benchmark Administration (“IBA”), the administrator of LIBOR. Previously, the Financial Conduct Authority (“FCA”), which regulates financial markets and financial services firms in the United Kingdom, announced that it would no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021. The IBA ceased publication of most LIBOR settings on a representative basis at the end of 2021 and ceased publication of a majority of U.S. dollar LIBOR settings on a representative basis on June 30, 2023. In addition, global regulators previously announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies.

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor
Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance
Calendar Year Total Returns (%)1

Class I return for the period 1/1/23 through 9/30/23: 3.43%
Best and worst quarterly performance reflected within the bar chart: Q2 2020: 4.72%; Q1 2020: (3.19)%
Average Annual Total Returns(For the periods ended December 31, 2022)

Average Annual Total Returns (For the periods ended December 31, 2022)	1 year	5 years	10 years
Class I (incepted December 19, 2011) (before taxes)	(2.81)%	1.53%	1.77%
Class I (after taxes on distributions)	(3.67)%	0.59%	0.84%
Class I (after taxes on distributions and sale of Fund shares)	(1.67)%	0.79%	0.96%
Class A (incepted June 29, 2012) (before taxes)	(6.00)%	0.65%	1.19%
Class C (incepted June 29, 2012) (before taxes)	(4.79)%	0.52%	0.74%
Class I-2 (incepted June 29, 2012) (before taxes)	(2.95)%	1.52%	1.75%
Bloomberg US 1-3 Year Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	(3.69)%	0.92%	0.88%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Aristotle Core Income Fund
Aristotle Core Income Fund
Investment Goal
This Fund seeks a high level of current income;
capital appreciation is of secondary importance.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 114 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	I-2
Management Fee[1]	0.60%	0.60%	0.55%	0.55%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None	None
Total Annual Fund Operating Expenses	0.85%	1.60%	0.55%	0.55%
Less Fee Waiver[2]	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waiver	0.85%	1.60%	0.55%	0.55%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administrative Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.50% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.10% for Class A and Class C and 0.05% for Class I and Class I-2 of the average net assets of the class.

[2]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2025, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.85% for Class A, 1.60% for Class C, 0.55% for Class I, and 0.55% for Class I-2. Aristotle Investment Services, LLC may not recoup these waivers in future periods.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$508	$263	$56	$56
3 years	$685	$505	$176	$176
5 years	$876	$871	$307	$307
10 years	$1,429	$1,900	$689	$689

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$508	$163	$56	$56
3 years	$685	$505	$176	$176
5 years	$876	$871	$307	$307
10 years	$1,429	$1,900	$689	$689

Your expenses (in dollars) if you DON’T SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$508	$263	$56	$56
3 years	$685	$505	$176	$176
5 years	$876	$871	$307	$307
10 years	$1,429	$1,900	$689	$689

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$508	$163	$56	$56
3 years	$685	$505	$176	$176
5 years	$876	$871	$307	$307
10 years	$1,429	$1,900	$689	$689

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended March 31, 2023, the portfolio turnover rate of Pacific Funds Core Income (the “Predecessor Fund”) was 118% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.
Principal Investment Strategies
This Fund invests principally in income producing debt instruments. Under normal circumstances, the Fund will invest at least 60% of its assets in investment grade debt instruments, including corporate debt securities, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. The Fund may invest up to 40% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate senior loans. Debt instruments in which the Fund invests may include those denominated in U.S. dollars and issued by foreign entities in developed markets.
The Fund expects to maintain a weighted average duration within two years (plus or minus) of the Bloomberg US Aggregate Bond
Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to Interest Rate Risk. The shorter a fund’s duration, the less sensitive it is to Interest Rate Risk. The duration of the Bloomberg US Aggregate Bond Index was 6.17 years as of December 31, 2022.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the sub-adviser’s fundamental research process. Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. The Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. As interest rates rise, the value of fixed income investments will generally decrease.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses. The Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk.
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
•Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
•Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit ratings/scores, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk
(these securities are particularly sensitive to changes in interest rates).
•U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations.
•LIBOR Transition Risk: Certain investments in which an Underlying Fund invests rely in some manner on the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by ICE Benchmark Administration (“IBA”), the administrator of LIBOR. Previously, the Financial Conduct Authority (“FCA”), which regulates financial markets and financial services firms in the United Kingdom, announced that it would no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021. The IBA ceased publication of most LIBOR settings on a representative basis at the end of 2021 and ceased publication of a majority of U.S. dollar LIBOR settings on a representative basis on June 30, 2023. In addition, global regulators previously announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies.
•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).
Performance
Calendar Year Total Returns (%)1

Class I return for the period 1/1/23 through 9/30/23: 1.53%
Best and worst quarterly performance reflected within the bar chart: Q2 2020: 6.81%; Q2 2022: (6.43)%
Average Annual Total Returns(For the periods ended December 31, 2022)

Average Annual Total Returns (For the periods ended December 31, 2022)	1 year	5 years	10 years
Class I (incepted December 31, 2010) (before taxes)	(12.16)%	0.87%	1.98%
Class I (after taxes on distributions)	(13.29)%	(0.47)%	0.55%
Class I (after taxes on distributions and sale of Fund shares)	(7.18)%	0.17%	0.92%
Class A (incepted December 31, 2010) (before taxes)	(16.16)%	(0.30)%	1.24%
Class C (incepted June 30, 2011) (before taxes)	(13.87)%	(0.19)%	0.92%
Class I-2 (incepted June 29, 2012) (before taxes)	(12.15)%	0.85%	1.95%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	(13.01)%	0.02%	1.06%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Aristotle ESG Core Bond Fund
Aristotle ESG Core Bond Fund
Investment Goal
This Fund seeks total return, consisting of current income and capital appreciation, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	I	I-2
Management Fee[1]	0.48%	0.48%
Total Annual Fund Operating Expenses	0.48%	0.48%
Less Fee Waiver[2]	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waiver	0.48%	0.48%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.38% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.10% of the average net assets of the class.

[2]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2025, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.48% for Class I and Class I-2. Aristotle Investment Services, LLC may not recoup these waivers in future periods.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	I	I-2
1 year	$49	$49
3 years	$154	$154
5 years	$269	$269
10 years	$604	$604

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	I	I-2
1 year	$49	$49
3 years	$154	$154
5 years	$269	$269
10 years	$604	$604

Your expenses (in dollars) if you DON’T SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	I	I-2
1 year	$49	$49
3 years	$154	$154
5 years	$269	$269
10 years	$604	$604

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	I	I-2
1 year	$49	$49
3 years	$154	$154
5 years	$269	$269
10 years	$604	$604

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended March 31, 2023, the portfolio turnover rate of Pacific Funds ESG Core Bond (the “Predecessor Fund”) was 42% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.
Principal Investment Strategies
The Fund primarily invests in a broad range of investment-grade debt securities, including corporate bonds, mortgage-related securities, asset-backed securities, debt securities issued by the U.S. government or its related agencies and U.S. dollar-denominated debt securities issued by developed foreign governments and corporations. Under normal circumstances, the Fund may invest up to 65% of its assets in corporate bonds. The Fund may invest up to 30% of its assets in U.S. dollar-denominated debt securities of developed foreign governments and corporations.
The Fund expects to maintain a weighted average duration within two years (plus or minus) of the Bloomberg US Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to Interest Rate Risk. The shorter a fund’s duration, the less sensitive it is to Interest Rate Risk. The duration of the Bloomberg US Aggregate Bond Index was 6.17 years as of December 31, 2022.
The sub-adviser’s investment process for the Fund is based on a combination of the sub-adviser’s fundamental research process and the sub-adviser’s ESG criteria, which involves (i) the application of the ESG exclusionary screens described below (the “ESG Exclusionary Screens”), and (ii) the sub-adviser’s analysis of ESG metrics provided by independent third-party ESG data providers in respect of certain debt securities held by the Fund. These considerations are described below.
Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred. Further, the sub-adviser will re-evaluate the available ESG criteria of portfolio securities periodically to determine which securities should be considered for sale based on whether the portfolio securities continue to meet the ESG criteria.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
ESG Exclusionary Screens. Under normal circumstances, the Fund will invest at least 80% of its assets in debt securities that are permitted investments under the ESG Exclusionary Screens. The sub-adviser has created two ESG Exclusionary Screens, one of which is applicable to corporate debt issuers (the “Corporate Debt Screen”) and the other of which is applicable to government debt issuers (the “Government Debt Screen”).
The sub-adviser uses the Corporate Debt Screen to identify a universe of corporate bonds, asset-backed securities, and mortgage-related securities, the issuers of which are not directly involved in (i) the extraction of thermal coal, coal power generation, and providing tailor-made products and services that support thermal coal extraction that contribute materially to company revenue; in each case, such issuers are excluded only to the extent that such activities lead to revenue in excess of the sub-adviser’s revenue threshold (which is currently 9.99%); (ii) the production of tobacco; (iii) the production of controversial military weapons (i.e., weapons that have a disproportionate and indiscriminate impact on civilian populations, sometimes even years after a conflicts has ended); (iv) serious or systematic human rights violations; (v) severe environmental damage; (vi) gross corruption or other serious financial crime (as those terms (iv)-(vi) are determined by Norges Bank). The Fund may invest in transition bonds issued by entities that derive revenue from activities in the exclusion list. Transition bonds, also referred to as sustainable bonds, are debt instruments whose proceeds are exclusively used to finance projects aimed at helping the issuer transition to a more sustainable way of doing business. Examples of these bonds are green bonds (used to finance projects with positive environmental impacts), blue bonds (used to raise capital for ocean conservation, marine and fisheries projects) and social bonds (used to finance social projects intended to achieve positive social outcomes and/or address a social issue). Transition bonds issued by entities that derive revenue from activities in the exclusion list above would not be excluded under the Corporate Debt Screen.
The sub-adviser uses a combination of issuer lists and ESG-specific issuer information provided by third-party ESG data sources (e.g., Morningstar Sustainalytics, and Norges Bank) to determine which issuers are permitted investments under the Corporate Debt Screen. This information is determined by the third-party ESG data providers’ internal methodologies.
The sub-adviser uses the Government Debt Screen to identify a universe of sovereign debt issued by government and sovereign issuers that have not received ESG ratings of “high risk” or “severe risk” from the third-party ESG data provider used by the sub-adviser.
In the event independent third-party ESG data is not available for an issuer, the sub-adviser may rely on its own research to determine whether a particular debt security is permitted for investment under the applicable ESG Exclusionary Screen.
Up to 20% of the Fund’s assets may be invested in cash and certain types of debt securities, including collateralized loan obligations, that are not subject to either of the ESG Exclusionary Screens or that would not be permitted investments under the ESG Exclusionary Screens.
ESG Metrics. To evaluate an issuer’s material ESG factors that help inform portfolio management decisions, the sub-adviser generally relies upon the assessments of third-party ESG data providers that score the material ESG factors of issuers to determine the issuer’s overall ESG ratings (the “Overall ESG Ratings”). The Overall ESG Ratings consider, as applicable or relevant, the following factors: environmental assessments (involving issues such as greenhouse gas emissions, resource efficiency, use of natural resources and/or waste management), social assessments (involving issues such as human capital management, labor standards, occupational health and safety records, data security and/or product quality and safety) and/or governance assessments (involving issues such as board structure and quality, executive compensation, anti-competitive practices, ownership, shareholder rights, and/or geopolitical risk). When determining an issuer’s Overall ESG Ratings, the providers rate the material ESG factors of each issuer within the providers’ universe and then apply weights to each factor’s score to create an aggregate score. The sub-adviser relies upon this Overall ESG Ratings when constructing and maintaining the portfolio. In the event that third-party ESG metrics are not available for an issuer considered for investment, the sub-adviser may rely on its own qualitative research.
The Fund seeks to invest in corporate debt securities with a lower average carbon intensity than the average carbon intensity of the corporate debt securities within the Bloomberg US Aggregate Bond Index (the Fund’s benchmark index) for which this data is available using the carbon intensity definition and calculation methodology of an independent third-party ESG data provider.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. The Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. As interest rates rise, the value of fixed income investments will generally decrease.
•ESG Criteria Risk: The sub-adviser’s consideration of ESG Criteria in its investment process could cause the Fund to forgo investment opportunities available to funds not using these criteria and underperform such funds. The sub-adviser’s determination of what constitutes ESG Criteria and its process to evaluate the ESG Criteria may differ from other investment advisers. Further, there can be no assurance that the ESG Criteria utilized by the sub-adviser, or any judgment exercised by the sub-adviser will reflect the beliefs or values of any particular investor. An independent third-party ESG data provider’s assessment of the financial materiality of ESG factors could be inaccurate, and the provider could delay ESG data delivery and evaluation (e.g., changing geo-political risks that may impact involvement in one or more excluded activity), which may have an adverse impact on the Fund’s performance or cause the Fund to hold a security that might be ranked low from an environmental, social or governance perspective, or its methodology could be based on a methodology or perspective different from that of another provider. In addition, regulations and industry practices related to ESG are evolving rapidly, and the sub-adviser’s practices may change if required to comply with such regulations or adopt such practices.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region.
•Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.
•Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit ratings/score, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk) and issuer risk (the risk that a private issuer cannot meet its obligations).
In addition, current ESG metrics used by the sub-adviser are limited for mortgage-related and asset-backed securities as ESG metrics are available only for the corporate issuer of those securities and not for each underlying individual security. This results in the evaluation of ESG considerations for the corporate issuer of a pool of mortgage-related securities and asset-backed securities at the corporate issuer level but not the underlying securities that constitute the pool.
•U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations.
•LIBOR Transition Risk: Certain investments in which an Underlying Fund invests rely in some manner on the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by ICE Benchmark Administration (“IBA”), the administrator of LIBOR. Previously, the Financial Conduct Authority (“FCA”), which regulates financial markets and financial services firms in the United Kingdom, announced that it would no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021. The IBA ceased publication of most LIBOR settings on a representative basis at the end of 2021 and ceased publication of a majority of U.S. dollar LIBOR settings on a representative basis on June 30, 2023. In addition, global regulators previously announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies.

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance
Calendar Year Total Returns (%)1

Class I return for the period 1/1/23 through 9/30/23: 0.06%
Best and worst quarterly performance reflected within the bar chart: Q4 2022: 2.64%; Q1 2022: (5.75)%
Average Annual Total Returns(For the periods ended December 31, 2022)

Average Annual Total Returns (For the periods ended December 31, 2022)	1 year	Since Inception
Class I (incepted December 14, 2020) (before taxes)	(12.46)%	(6.90)%
Class I (after taxes on distributions)	(13.15)%	(7.46)%
Class I (after taxes on distributions and sale of Fund shares)	(7.37)%	(5.42)%
Class I-2 (incepted December 14, 2020) (before taxes)	(12.46)%	(6.90)%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date of December 14, 2020)	(13.01)%	(7.18)%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Aristotle Strategic Income Fund
Aristotle Strategic Income Fund
Investment Goal
This Fund seeks a high level of current income. The Fund may also seek capital appreciation.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 114 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	I-2
Management Fee[1]	0.69%	0.69%	0.64%	0.69%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None	None
Total Annual Fund Operating Expenses	0.94%	1.69%	0.64%	0.69%
Less Fee Waiver[2]	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waiver	0.94%	1.69%	0.64%	0.69%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.59% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.10% for Class A, Class C and Class I-2 and 0.05% for Class I of the average net assets of the class.

[2]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2025, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.94% for Class A, 1.69% for Class C, 0.64% for Class I, and 0.69% for Class I-2. Aristotle Investment Services, LLC may not recoup these waivers in future periods.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver and the fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$517	$272	$65	$70
3 years	$712	$533	$205	$221
5 years	$923	$918	$357	$384
10 years	$1,531	$1,998	$798	$859

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$517	$172	$65	$70
3 years	$712	$533	$205	$221
5 years	$923	$918	$357	$384
10 years	$1,531	$1,998	$798	$859

Your expenses (in dollars) if you DON’T SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$517	$272	$65	$70
3 years	$712	$533	$205	$221
5 years	$923	$918	$357	$384
10 years	$1,531	$1,998	$798	$859

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$517	$172	$65	$70
3 years	$712	$533	$205	$221
5 years	$923	$918	$357	$384
10 years	$1,531	$1,998	$798	$859

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended March 31, 2023, the portfolio turnover rate of Pacific Funds Strategic Income was 45% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.
Principal Investment Strategies
This Fund invests principally in income producing debt instruments. The Fund’s allocations to non-investment grade debt instruments and investment grade debt instruments will change based on the sub-adviser’s view of market conditions and, as a result, may range from up to 70% of the Fund’s assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate loans to up to 65% of the Fund’s assets in investment grade debt instruments, including corporate debt securities, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. Debt instruments in which the Fund invests may include those denominated in U.S. dollars and issued by foreign entities in developed markets.
The Fund’s weighted average duration is expected to be within a range of one to seven years. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to Interest Rate Risk. The shorter a fund’s duration, the less sensitive it is to Interest Rate Risk.
The Fund may also invest up to 10% of its assets, but not to exceed 20% in the aggregate, in each of the following investments: foreign currency denominated debt instruments, convertible securities or equity securities.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance their debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the sub-adviser’s fundamental research process. Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads, and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses. The Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk.
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
•High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.
•Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. The Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. As interest rates rise, the value of fixed income investments will generally decrease.
•Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit ratings/scores, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk) and issuer risk (the risk that a private issuer cannot meet its obligations).
•U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations.
•LIBOR Transition Risk: Certain investments in which an Underlying Fund invests rely in some manner on the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by ICE Benchmark Administration (“IBA”), the administrator of LIBOR. Previously, the Financial Conduct Authority (“FCA”), which regulates financial markets and financial services firms in the United Kingdom, announced that it would no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021. The IBA ceased publication of most LIBOR settings on a representative basis at the end of 2021 and ceased publication of a majority of U.S. dollar LIBOR settings on a representative basis on June 30, 2023. In addition, global regulators previously announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies.
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance
Calendar Year Total Returns (%)1

Class I return for the period 1/1/23 through 9/30/23: 4.50%
Best and worst quarterly performance reflected within the bar chart: Q2 2020: 11.57%; Q1 2020: (10.68)%
Average Annual Total Returns(For the periods ended December 31, 2022)

Average Annual Total Returns (For the periods ended December 31, 2022)	1 year	5 years	10 years
Class I (incepted December 19, 2011) (before taxes)	(9.66)%	2.61%	3.72%
Class I (after taxes on distributions)	(11.26)%	0.85%	1.75%
Class I (after taxes on distributions and sale of Fund shares)	(5.64)%	1.29%	2.00%
Class A (incepted June 29, 2012) (before taxes)	(13.69)%	1.41%	2.97%
Class C (incepted June 29, 2012) (before taxes)	(11.42)%	1.56%	2.68%
Class I-2 (incepted June 29, 2012) (before taxes)	(9.65)%	2.54%	3.68%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	(13.01)%	0.02%	1.06%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Aristotle Floating Rate Income Fund
Aristotle Floating Rate Income Fund
Investment Goal
This Fund seeks a high level of current income.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 114 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	I-2
Management Fee[1]	0.75%	0.75%	0.67%	0.75%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None	None
Other Expenses[2]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[3]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.03%	1.78%	0.70%	0.78%
Less Fee Waiver[4]	(0.01)%	(0.01)%	0.00%	(0.01)%
Total Annual Fund Operating Expenses after Fee Waiver	1.02%	1.77%	0.70%	0.77%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.62% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.13% for Class A, Class C and Class I-2 and 0.05% for Class I of the average net assets of the class.

[2]		“Other Expenses” include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Aristotle Investment Services, LLC.
[3]		Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and have been estimated based on expected allocations to underlying funds.
[4]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2025, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.02% for Class A, 1.77% for Class C, 0.72% for Class I, and 0.77% for Class I-2. Aristotle Investment Services, LLC may not recoup these waivers in future periods.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver and the fee waiver (expense limitation) which are only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$401	$280	$72	$79
3 years	$616	$558	$224	$247
5 years	$850	$963	$390	$431
10 years	$1,520	$2,093	$871	$964

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$401	$180	$72	$79
3 years	$616	$558	$224	$247
5 years	$850	$963	$390	$431
10 years	$1,520	$2,093	$871	$964

Your expenses (in dollars) if you DON’T SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$401	$280	$72	$79
3 years	$616	$558	$224	$247
5 years	$850	$963	$390	$431
10 years	$1,520	$2,093	$871	$964

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$401	$180	$72	$79
3 years	$616	$558	$224	$247
5 years	$850	$963	$390	$431
10 years	$1,520	$2,093	$871	$964

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended March 31, 2023, the portfolio turnover rate of Pacific Funds Floating Rate Income (the “Predecessor Fund”) was 66% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.
Principal Investment Strategies
This Fund invests principally in income producing floating rate loans and floating rate debt securities. Under normal circumstances, this Fund invests at least 80% of its assets in floating rate loans and floating rate debt securities. Floating rate loans and floating rate debt securities are those with interest rates which float, adjust, or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Floating rate loans and floating rate debt securities in which the Fund invests consist of senior secured and unsecured floating rate loans, secured and unsecured second lien floating rate loans, and floating rate debt securities of domestic and foreign issuers. Senior floating rate loans and some floating rate debt securities are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. Second lien loans are generally second in line in terms of repayment priority with respect to the pledged collateral. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Generally, secured floating rate loans are secured by specific assets of the borrower.
Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent of the lender or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan.
The Fund is expected to invest substantially all of its assets in floating rate loans and other debt instruments that are rated non-investment grade or, if unrated, are of comparable quality as determined by the sub-adviser. The Fund may invest up to 20% of its assets in other types of debt instruments or securities including non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments.
The Fund may invest up to 25% of its assets in U.S. dollar denominated foreign investments, principally in developed markets.
Fundamental Research Process. Individual investment selection is based on the sub-adviser’s fundamental research process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
An investment is generally sold when the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses. The Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk.
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. The Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. As interest rates rise, the value of fixed income investments will generally decrease.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
•LIBOR Transition Risk: Certain investments in which an Underlying Fund invests rely in some manner on the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by ICE Benchmark Administration (“IBA”), the administrator of LIBOR. Previously, the Financial Conduct Authority (“FCA”), which regulates financial markets and financial services firms in the United Kingdom, announced that it would no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021. The IBA ceased publication of most LIBOR settings on a representative basis at the end of 2021 and ceased publication of a majority of U.S. dollar LIBOR settings on a representative basis on June 30, 2023. In addition, global regulators previously announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies.
•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance
Calendar Year Total Returns (%)1

Class I return for the period 1/1/23 through 9/30/23: 10.42%
Best and worst quarterly performance reflected within the bar chart: Q2 2020: 6.84%; Q1 2020: (10.39)%
Average Annual Total Returns(For the periods ended December 31, 2022)

Average Annual Total Returns (For the periods ended December 31, 2022)	1 year	5 years	10 years
Class I (incepted June 30, 2011) (before taxes)	(0.83)%	2.77%	3.41%
Class I (after taxes on distributions)	(3.03)%	0.82%	1.46%
Class I (after taxes on distributions and sale of Fund shares)	(0.50)%	1.29%	1.74%
Class A (incepted December 30, 2011) (before taxes)	(4.20)%	1.82%	2.78%
Class C (incepted December 30, 2011) (before taxes)	(2.89)%	1.72%	2.36%
Class I-2 (incepted June 29, 2012) (before taxes)	(0.86)%	2.72%	3.37%
Credit Suisse Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)	(0.94)%	2.74%	3.38%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Aristotle High Yield Bond Fund
Aristotle High Yield Bond Fund
Investment Goal
This Fund seeks a high level of current income.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 114 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	I-2
Management Fee[1]	0.70%	0.70%	0.65%	0.70%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None	None
Total Annual Fund Operating Expenses	0.95%	1.70%	0.65%	0.70%
Less Fee Waiver[2]	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waiver	0.95%	1.70%	0.65%	0.70%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.60% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.10% for Class A, Class C and Class I-2 and 0.05% for Class I of the average net assets of the class.

[2]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2025, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.95% for Class A, 1.70% for Class C, 0.65% for Class I, and 0.70% for Class I-2. Aristotle Investment Services, LLC may not recoup these waivers in future periods.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$518	$273	$66	$72
3 years	$715	$536	$208	$224
5 years	$928	$923	$362	$390
10 years	$1,542	$2,009	$810	$871

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$518	$173	$66	$72
3 years	$715	$536	$208	$224
5 years	$928	$923	$362	$390
10 years	$1,542	$2,009	$810	$871

Your expenses (in dollars) if you DON’T SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$518	$273	$66	$72
3 years	$715	$536	$208	$224
5 years	$928	$923	$362	$390
10 years	$1,542	$2,009	$810	$871

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$518	$173	$66	$72
3 years	$715	$536	$208	$224
5 years	$928	$923	$362	$390
10 years	$1,542	$2,009	$810	$871

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended March 31, 2023, the portfolio turnover rate of Pacific Funds High Income (the “Predecessor Fund”) was 35% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments. The Fund invests principally in instruments that have intermediate to long terms to maturity. Debt instruments in which the Fund invests focus on corporate bonds and notes, but may also include floating rate loans, and may also be of foreign issuers that are denominated in U.S. dollars.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the sub-adviser’s fundamental research process. An investment is generally sold when the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads, and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses. The Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk.
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
•Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. The Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. As interest rates rise, the value of fixed income investments will generally decrease.
•LIBOR Transition Risk: Certain investments in which an Underlying Fund invests rely in some manner on the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by ICE Benchmark Administration (“IBA”), the administrator of LIBOR. Previously, the Financial Conduct Authority (“FCA”), which regulates financial markets and financial services firms in the United Kingdom, announced that it would no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021. The IBA ceased publication of most LIBOR settings on a representative basis at the end of 2021 and ceased publication of a majority of U.S. dollar LIBOR settings on a representative basis on June 30, 2023. In addition, global regulators previously announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies.
•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance
Calendar Year Total Returns (%)1

Class I return for the period 1/1/23 through 9/30/23: 5.72%
Best and worst quarterly performance reflected within the bar chart: Q2 2020: 9.74%; Q1 2020: (14.16)%
Average Annual Total Returns(For the periods ended December 31, 2022)

Average Annual Total Returns (For the periods ended December 31, 2022)	1 year	5 years	10 years
Class I (incepted December 19, 2011) (before taxes)	(10.21)%	2.08%	3.52%
Class I (after taxes on distributions)	(12.21)%	(0.12)%	1.12%
Class I (after taxes on distributions and sale of Fund shares)	(6.03)%	0.68%	1.64%
Class A (incepted June 29, 2012) (before taxes)	(14.33)%	0.91%	2.79%
Class C (incepted June 29, 2012) (before taxes)	(12.06)%	1.08%	2.50%
Class I-2 (incepted June 29, 2012) (before taxes)	(10.30)%	2.08%	3.50%
Bloomberg US High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses or taxes)	(11.18)%	2.29%	4.02%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Aristotle Small/Mid Cap Equity Fund
Aristotle Small/Mid Cap Equity Fund
Investment Goal
This Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 114 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	I-2
Management Fee[1]	0.90%	0.90%	0.85%	0.90%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None	None
Total Annual Fund Operating Expenses	1.15%	1.90%	0.85%	0.90%
Less Fee Waiver[2]	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waiver	1.15%	1.90%	0.85%	0.90%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.70% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.20% for Class A, Class C and Class I-2, and 0.15% for Class I of the net average assets of the class.

[2]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2025, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.20% for Class A, 1.95% for Class C, 0.85% for Class I, and 0.95% for Class I-2. Aristotle Investment Services, LLC may not recoup these waivers in future periods.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$537	$293	$87	$92
3 years	$775	$597	$271	$287
5 years	$1,031	$1,026	$471	$498
10 years	$1,763	$2,222	$1,049	$1,108

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$537	$193	$87	$92
3 years	$775	$597	$271	$287
5 years	$1,031	$1,026	$471	$498
10 years	$1,763	$2,222	$1,049	$1,108

Your expenses (in dollars) if you DON’T SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$537	$293	$87	$92
3 years	$775	$597	$271	$287
5 years	$1,031	$1,026	$471	$498
10 years	$1,763	$2,222	$1,049	$1,108

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$537	$193	$87	$92
3 years	$775	$597	$271	$287
5 years	$1,031	$1,026	$471	$498
10 years	$1,763	$2,222	$1,049	$1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended March 31, 2023, the portfolio turnover rate of Pacific Funds Small/Mid Cap (the “Predecessor Fund”) was 33% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of small-capitalization and mid-capitalization companies. The sub-adviser considers small and medium capitalization companies to be those companies that, at the time of initial purchase, have a market capitalization equal to or less than that of the largest company in the Russell 2500® Index (the largest market capitalization of a company in the Russell 2500® Index was approximately $51.6 billion during the 12-month period ended December 31, 2022). The Russell 2500® Index is reconstituted annually. Because small and medium capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. Investments in companies that move above or below the capitalization range may continue to be held by the Fund in the sub-adviser’s sole discretion. As of December 31, 2022, the weighted average market capitalization of the Predecessor Fund was approximately $7.8 billion.
The Fund’s investments in equity securities may include common stocks, depository receipts and exchange-traded funds (“ETFs”) that invest primarily in equity securities of small and medium capitalization companies. Depository receipts represent interests in foreign securities held on deposit by banks. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.
The Fund seeks to meet its investment goal by investing primarily in equity securities of U.S. issuers but may invest up to 5% of its total assets in American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.
In pursuing the Fund’s investment goal, the sub-adviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The sub-adviser focuses on those companies that it believes have high-quality businesses that are undervalued by the market relative to what the sub-adviser believes to be their fair value. The sub-adviser seeks to identify high-quality businesses by focusing on companies that it believes have the following attributes: disciplined business plans; attractive business fundamentals; sound balance sheets; financial strength; experienced, motivated company management; reasonable competition; and/or a record of long-term value creation.
The Fund is benchmarked to the Russell 2500® Index. However, the sub-adviser is not constrained by the composition of the Russell 2500® Index in selecting investments for the Fund.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer's products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The Predecessor Fund acquired the assets of the Rothschild U.S. Small/Mid-Cap Core Fund (the “First Predecessor Fund”) in a reorganization transaction on January 11, 2016. The Predecessor Fund’s objectives (goals), policies, guidelines and restrictions are substantially the same as those of the First Predecessor Fund.
The bar chart shows the performance of the Predecessor Fund’s Class I-2 shares. The performance figures shown below for the share classes of the Fund for periods prior to January 11, 2016, reflect the historical performance of the then-existing Institutional Class shares of the First Predecessor Fund. The performance figures for periods prior to January 11, 2016, have not been adjusted to reflect fees and expenses of Class A, Class C, Class R6, and Class I-2 shares of the
Predecessor Fund, respectively. If these returns had been adjusted, then performance for the share classes would be lower than the returns shown based on differences in their fee and expense structures. The Institutional Class shares of the First Predecessor Fund commenced operations on December 31, 2014, and the Since Inception returns in the table below are based on this date.
Prior to the Reorganization, Great Lakes Advisors, LLC served as the sub-adviser to the Predecessor Fund, replacing Rothschild & Co Asset Management US Inc., which previously served as sub-adviser to the Predecessor Fund since its inception. Aristotle Capital Boston, LLC is the sub-adviser to the Fund and employs a different investment approach than the Predecessor Fund’s sub-advisers. If the Fund’s current sub-adviser and strategies had been in place for periods prior to April 17, 2023, the performance information shown below would have been different.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance
Calendar Year Total Returns (%)

Class I-2 return for the period 1/1/23 through 9/30/23: 1.54%
Best and worst quarterly performance reflected within the bar chart: Q4 2020: 27.05%; Q1 2020: (32.01)%
Average Annual Total Returns(For the periods ended December 31, 2022)

Average Annual Total Returns (For the periods ended December 31, 2022)	1 year	5 years	Since Inception
Class I-2 (incepted January 8, 2016)(before taxes)	(20.22)%	2.61%	5.52%
Class I-2 (after taxes on distributions)	(26.68)%	0.44%	4.08%
Class I-2 (after taxes on distributions and sale of Fund shares)	(7.13)%	2.11%	4.44%
Class A (incepted January 8, 2016)(before taxes)	(23.76)%	1.47%	4.75%
Class C (incepted January 8, 2016)(before taxes)	(21.51)%	1.58%	4.62%
Class I (incepted December 31, 2014)(before taxes)	(20.12)%	2.69%	5.59%
Russell 2500 Index (reflects no deductions for fees, expenses or taxes) (based on December 31, 2014 inception date of the Predecessor Fund)	(18.37)%	5.89%	7.44%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I-2 shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Aristotle Small Cap Equity Fund
Aristotle Small Cap Equity Fund
Investment Goal
This Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 114 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I	R6	I-2	I-3
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	R6	I-2	I-3
Management Fee[1]	0.90%	0.90%	0.90%	0.85%	0.90%	0.90%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None	None	None	None
Total Annual Fund Operating Expenses	1.15%	1.90%	0.90%	0.85%	0.90%	0.90%
Less Fee Waiver[2]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waiver	1.15%	1.90%	0.90%	0.85%	0.90%	0.90%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.70% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.20% for Class A, Class C, Class I, Class I-2 and Class I-3, and 0.15% for Class R6 of the net average assets of the class.

[2]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2025, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.20% for Class A, 1.95% for Class C, 0.90% for Class I, and 0.85% for Class R6. Aristotle Investment Services, LLC has contractually agreed, through July 31, 2026, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.90% for Class I-2 and Class I-3. Aristotle Investment Services, LLC may not recoup these waivers in future periods.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	C	I	R6	I-2	I-3
1 year	$537	$293	$92	$87	$92	$92
3 years	$775	$597	$287	$271	$287	$287
5 years	$1,031	$1,026	$498	$471	$498	$498
10 years	$1,763	$2,222	$1,108	$1,049	$1,108	$1,108

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	C	I	R6	I-2	I-3
1 year	$537	$193	$92	$87	$92	$92
3 years	$775	$597	$287	$271	$287	$287
5 years	$1,031	$1,026	$498	$471	$498	$498
10 years	$1,763	$2,222	$1,108	$1,049	$1,108	$1,108

Your expenses (in dollars) if you DON’T SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	C	I	R6	I-2	I-3
1 year	$537	$293	$92	$87	$92	$92
3 years	$775	$597	$287	$271	$287	$287
5 years	$1,031	$1,026	$498	$471	$498	$498
10 years	$1,763	$2,222	$1,108	$1,049	$1,108	$1,108

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	C	I	R6	I-2	I-3
1 year	$537	$193	$92	$87	$92	$92
3 years	$775	$597	$287	$271	$287	$287
5 years	$1,031	$1,026	$498	$471	$498	$498
10 years	$1,763	$2,222	$1,108	$1,049	$1,108	$1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2022, the portfolio turnover rate of Aristotle Small Cap Equity Fund, a series of Investment Managers Series Trust (the “Predecessor Fund”), was 19% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-capitalization companies. The sub-adviser considers small capitalization companies to be those companies that, at the time of initial purchase, have a market capitalization equal to or less than that of the largest company in the Russell 2000® Index (the largest market capitalization of a company in the Russell 2000® Index was approximately $16.7 billion during the 12-month period ended December 31, 2022). The Russell 2000® Index is reconstituted annually. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. Investments in companies that move above or below the capitalization range may continue to be held by the Fund in the sub-adviser’s sole discretion. As of December 31, 2022, the weighted average market capitalization of the Predecessor Fund was approximately $3.2 billion. The Fund’s investments in equity securities may include common stocks, depository receipts, and exchange-traded funds (“ETFs”) that invest primarily in equity securities of small capitalization companies. Depository receipts represent interests in foreign securities held on deposit by banks. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.
The Fund seeks to meet its investment goal by investing primarily in equity securities of U.S. issuers but may invest up to 5% of its total assets in American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.
In pursuing the Fund’s investment goal, the sub-adviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The sub-adviser focuses on those companies that it believes have high-quality businesses that are undervalued by the market relative to what the sub-adviser believes to be their fair value. The sub-adviser seeks to identify high-quality businesses by focusing on companies that it believes have the following attributes: disciplined business plans; attractive business fundamentals; sound balance sheets; financial strength; experienced, motivated company management; reasonable competition; and/or a record of long-term value creation.
The Fund is benchmarked to the Russell 2000® Index. However, the sub-adviser is not constrained by the composition of the Russell 2000® Index in selecting investments for the Fund.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer's products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on October 20, 2023 (the “Reorganization”). The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. The bar chart shows the performance of the Predecessor Fund’s Class I shares.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance
Calendar Year Total Returns (%)1

Class I return for the period 1/1/23 through 9/30/23: (4.10)%
Best and worst quarterly performance reflected within the bar chart: Q4 2020: 29.62%; Q1 2020: (33.02)%
Average Annual Total Returns(For the periods ended December 31, 2022)

Average Annual Total Returns (For the periods ended December 31, 2022)	1 year	5 years	Since Inception
Class I (incepted October 30, 2015)(before taxes)	(10.26)%	4.63%	7.58%
Class I (incepted October 30, 2015)(after taxes on distributions)	(11.27)%	3.77%	6.79%
Class I (incepted October 30, 2015)(after taxes on distributions and sale of Fund shares)	(5.33)%	3.49%	5.94%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)(based on October 30, 2015 inception date of the Predecessor Fund)	(20.44)%	4.13%	7.41%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Aristotle Growth Equity Fund
Aristotle Growth Equity Fund
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 114 in the Fund’s prospectus (the “Prospectus”) and in the appendix to the Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	I	I-2
Management Fee[1]	0.70%	0.70%	0.70%
Distribution (12b-1) and/or Service Fee	0.25%	None	None
Total Annual Fund Operating Expenses	0.95%	0.70%	0.70%
Less Fee Waiver[2]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waiver	0.95%	0.70%	0.70%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$518	$72	$72
3 years	$715	$224	$224
5 years	$928	$390	$390
10 years	$1,542	$871	$871

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$518	$72	$72
3 years	$715	$224	$224
5 years	$928	$390	$390
10 years	$1,542	$871	$871

Your expenses (in dollars) if you DON’T SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$518	$72	$72
3 years	$715	$224	$224
5 years	$928	$390	$390
10 years	$1,542	$871	$871

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$518	$72	$72
3 years	$715	$224	$224
5 years	$928	$390	$390
10 years	$1,542	$871	$871

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended March 31, 2023, the portfolio turnover rate of PF Growth Fund (the “Predecessor Fund”) was 78% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities. The Fund’s investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, depository receipts, shares of publicly traded real estate investment trusts (“REITs”), warrants and rights. The Fund’s investments in depository receipts may include American, European and Global Depository Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. Although the Fund may invest in companies of any market capitalization and from any country, the sub-adviser’s investment process typically focuses on the universe of U.S. companies with market capitalizations in excess of $2 billion at initial investment.
In pursuing the Fund’s investment goal, the Fund’s sub-adviser, employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The sub-adviser seeks to identify companies that it believes are positioned to benefit from one or more of the following: (i) shifts in industry spending, government spending and consumer trends; (ii) gains in market share from innovative products and strong intellectual property; and (iii) cyclical trends in the industry in which they operate and capable management that can take advantage of those trends. The Fund is typically composed of companies that, in the aggregate, result in a portfolio that displays growth characteristics. At times, the Fund’s assets may be invested in securities of relatively few industries or sectors. Currently, the Fund is significantly invested in the Information Technology Sector.
The Fund is benchmarked to the Russell 1000® Growth Index. However, the sub-adviser is not constrained by the composition of the Russell 1000® Growth Index in selecting investments for the Fund.
The Fund is a non-diversified investment company.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Non-Diversification Risk: As a “non-diversified” mutual fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund shares may be more volatile than the values of shares of more diversified funds.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.
•Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Information Technology Sector Risk: Information Technology companies face several risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants, government regulation and patent and intellectual property rights and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign markets risk.
•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor
Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations.
MFS Investment Management served as the sub-adviser to the Predecessor Fund from May 1, 2013, up to the date of the Reorganization. Aristotle Atlantic Partners, LLC (“Aristotle Atlantic”) serves as sub-adviser for the Fund. Aristotle Atlantic employs a different investment approach than the Predecessor Fund’s sub-adviser and the Fund’s principal investment strategies are different than the Predecessor Fund. If the Fund’s current sub-adviser and strategies had been in place for prior periods, the performance information shown below would have been different.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).
The bar chart and performance figures below reflect the historical performance of the Predecessor Fund’s Class P shares. The performance figures for periods prior to April 17, 2023 have not been adjusted to reflect fees and expenses of Class A shares, Class I shares and Class I-2 shares of the Fund, respectively. If these returns had been adjusted, then performance for the share classes would be different than the returns shown below due to differences in their fee and expense structures.
MFS Investment Management began managing the Predecessor Fund on May 1, 2013, and some of its investment policies changed at that time. Another firm managed the Predecessor Fund before that date.
Performance
Calendar Year Total Returns (%)1

Class I return for the period 1/1/23 through 9/30/23: 18.10%
Best and worst quarterly performance reflected within the bar chart: Q2 2020: 25.05%; Q2 2022: (19.54)%
Average Annual Total Returns(For the periods ended December 31, 2022)

Average Annual Total Returns (For the periods ended December 31, 2022)	1 year	5 years	10 years
Class P (incepted September 28, 2001) (before taxes)	(31.24)%	9.69%	12.80%
Class P (after taxes on distributions)	(39.61)%	4.44%	9.73%
Class P (after taxes on distributions and sale of Fund shares)	(12.09)%	8.05%	10.81%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	(29.14)%	10.96%	14.10%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Aristotle Value Equity Fund
Aristotle Value Equity Fund
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 114 in the Fund’s prospectus (the “Prospectus”) and in the appendix to the Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	I	I-2
Management Fee[1]	0.69%	0.69%	0.69%
Distribution (12b-1) and/or Service Fee	0.25%	None	None
Total Annual Fund Operating Expenses	0.94%	0.69%	0.69%
Less Fee Waiver[2]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waiver	0.94%	0.69%	0.69%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$517	$70	$70
3 years	$712	$221	$221
5 years	$923	$384	$384
10 years	$1,531	$859	$859

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$517	$70	$70
3 years	$712	$221	$221
5 years	$923	$384	$384
10 years	$1,531	$859	$859

Your expenses (in dollars) if you DON’T SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$517	$70	$70
3 years	$712	$221	$221
5 years	$923	$384	$384
10 years	$1,531	$859	$859

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$517	$70	$70
3 years	$712	$221	$221
5 years	$923	$384	$384
10 years	$1,531	$859	$859

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the most recent fiscal year, the portfolio turnover rate of Aristotle Value Equity Fund, a series of Investment Managers Series Trust (the “Predecessor Fund”) was 20% of the average value of its portfolio. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund’s investments in equity securities may include common stocks, depository receipts, and exchange-traded funds (“ETFs”) that invest primarily in equity securities. Depository receipts represent interests in foreign securities held on deposit by banks. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.
The Fund seeks to meet its investment goal by investing primarily in equity securities of domestic and foreign issuers that are listed on a U.S. exchange or that are otherwise publicly traded in the United States but may invest up to 20% of its total assets in American Depository Receipts and Global Depository Receipts (“ADRs” and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.
In selecting investments for the Fund, the sub-adviser employs a fundamental, bottom-up approach. The sub-adviser focuses on those companies that it believes have high-quality businesses that are undervalued by the market relative to what the sub-adviser believes to be their fair value. The sub-adviser seeks to identify high-quality businesses by focusing on companies with the following attributes: attractive business fundamentals; experienced, motivated company management; pricing power; sustainable competitive advantages; financial strength; and/or high or consistently improving market position, return on invested capital and operating margins.
The Fund is benchmarked to the Russell 1000® Value Index and the S&P 500® Index. However, the sub-adviser is not constrained by the composition of either index in selecting investments for the Fund.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions, political developments, and changes in the regulatory environments of foreign markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on October 20, 2023 (the “Reorganization”). The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance
Calendar Year Total Returns (%)1

Class I return for the period 1/1/23 through 9/30/23: 4.73%
Best and worst quarterly performance reflected within the bar chart: Q2 2020: 20.96%; Q1 2020: (23.87)%
Average Annual Total Returns(For the periods ended December 31, 2022)

Average Annual Total Returns (For the periods ended December 31, 2022)	1 year	5 years	Since Inception
Class I (incepted August 31, 2016) (before taxes)	(15.04)%	7.73%	10.27%
Class I (after taxes on distributions)	(15.41)%	7.39%	9.94%
Class I (after taxes on distributions and sale of Fund shares)	(8.63)%	6.08%	8.24%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	(7.54)%	6.67%	8.44%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)(based on August 31, 2016, inception date of the Predecessor Fund)	(18.11)%	9.42%	11.43%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Aristotle International Equity Fund
Aristotle International Equity Fund
Investment Goal
This Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 114 in the Fund’s prospectus (the “Prospectus”) and in the appendix to the Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	I	I-2
Management Fee[1]	0.78%	0.78%	0.78%
Distribution (12b-1) and/or Service Fee	0.25%	None	None
Total Annual Fund Operating Expenses	1.03%	0.78%	0.78%
Less Fee Waiver[2]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waiver	1.03%	0.78%	0.78%

Example
he Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$526	$80	$80
3 years	$739	$249	$249
5 years	$969	$433	$433
10 years	$1,631	$966	$966

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$526	$80	$80
3 years	$739	$249	$249
5 years	$969	$433	$433
10 years	$1,631	$966	$966

Your expenses (in dollars) if you DON’T SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$526	$80	$80
3 years	$739	$249	$249
5 years	$969	$433	$433
10 years	$1,631	$966	$966

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$526	$80	$80
3 years	$739	$249	$249
5 years	$969	$433	$433
10 years	$1,631	$966	$966

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the most recent fiscal year, the portfolio turnover rate of Aristotle International Equity Fund, a series of Investment Managers Series Trust (the “Predecessor Fund”) was 18% of the average value of its portfolio. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in publicly traded equity securities or depository receipts of companies organized, headquartered, or doing a substantial amount of business outside of the United States. The Fund’s sub-adviser considers a company that has at least 50% of its assets located outside the United States or derives at least 50% of its revenue from business outside the United States as doing a substantial amount of business outside the United States. The Fund generally invests in securities of companies located in different regions and in at least three different countries. The Fund intends to invest no more than 20% of its total assets in companies organized, headquartered or doing a substantial amount of business in emerging market countries under normal market conditions.
The Fund’s investments in equity securities may include common stocks, preferred stocks, warrants and rights. The Fund’s investments in depository receipts may include American, European, and Global Depository Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. The Fund may invest in companies of any market capitalization.
In pursuing the Fund’s investment goal, the sub-adviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The sub-adviser focuses on those companies that it believes have high-quality businesses that are undervalued by the market relative to what the sub-adviser believes to be their fair value. The sub-adviser seeks to identify high-quality companies by focusing on the following attributes: attractive business fundamentals, strong financials, experienced, motivated company management, and high and/or consistently improving market position, return on invested capital or operating margins.
The Fund is benchmarked to the MSCI Europe, Australasia and Far East (“EAFE”) Index (net) and the MSCI All Country World (“ACWI”) ex USA Index (net). However, the sub-adviser is not constrained by the composition of either index in selecting investments for the Fund.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions, political developments, and changes in the regulatory environments of foreign markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.
•Geographic Risk Related to Europe: Europe includes both developed and emerging markets. Most Western European countries are members of the European Union (the “EU”), which imposes restrictions on inflation rates, deficits, and debt levels. Both developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, recessions among European countries and acts of war in the region may have a significant adverse effect on the economies of other European countries, including those of Eastern Europe. In particular, the extent and duration of Russia’s large-scale invasion of Ukraine that began on February 24, 2022, the resulting sanctions on Russia, and the subsequent impact on global markets and trade remain unknown but could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
•Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the imposition of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on October 20, 2023 (the “Reorganization”). The
Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. The bar chart shows the performance of the Predecessor Fund’s Class I shares.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance
Calendar Year Total Returns (%)1

Class I return for the period 1/1/23 through 9/30/23: 6.77%
Best and worst quarterly performance reflected within the bar chart: Q4 2020: 19.52%; Q1 2020: (24.44)%
Average Annual Total Returns(For the periods ended December 31, 2022)

Average Annual Total Returns (For the periods ended December 31, 2022)	1 year	5 years	Since Inception
Class I (incepted March 31, 2014) (before taxes)	(20.91)%	2.47%	2.74%
Class I (after taxes on distributions)	(21.13)%	2.16%	2.44%
Class I (after taxes on distributions and Sales of Fund shares)	(12.21)%	1.91%	2.12%
MSCI Europe, Australia and Far East (EAFE) Index (net) (reflects no deductions for fees, expenses or taxes)(based on March 31, 2014, inception date of the Predecessor Fund)	(14.45)%	1.54%	2.84%
MSCI All Country World (ACWI) ex USA Index (net) (reflects no deductions for fees, expenses or taxes) (based on March 31, 2014, inception date of the Predecessor Fund)	(16.00)%	0.88%	2.61%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Aristotle/Saul Global Equity Fund
Aristotle/Saul Global Equity Fund
Investment Goal
This Fund seeks to maximize long-term capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 114 in the Fund’s prospectus (the “Prospectus”) and in the appendix to the Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	I	I-2
Management Fee[1]	0.78%	0.78%	0.78%
Distribution (12b-1) and/or Service Fee	0.25%	None	None
Total Annual Fund Operating Expenses	1.03%	0.78%	0.78%
Less Fee Waiver[2]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waiver	1.03%	0.78%	0.78%

Example
he Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$526	$80	$80
3 years	$739	$249	$249
5 years	$969	$433	$433
10 years	$1,631	$966	$966

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$526	$80	$80
3 years	$739	$249	$249
5 years	$969	$433	$433
10 years	$1,631	$966	$966

Your expenses (in dollars) if you DON’T SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$526	$80	$80
3 years	$739	$249	$249
5 years	$969	$433	$433
10 years	$1,631	$966	$966

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$526	$80	$80
3 years	$739	$249	$249
5 years	$969	$433	$433
10 years	$1,631	$966	$966

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the most recent fiscal year, the portfolio turnover rate of Aristotle/Saul Global Equity Fund, a series of Investment Managers Series Trust (the “Predecessor Fund”) was 22% of the average value of its portfolio. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund primarily invests its assets in equity securities that are listed on an exchange or that are otherwise publicly traded in the United States or in a foreign country. The Fund may also invest in exchange-traded funds (“ETFs”). ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.
Under normal market conditions, the Fund invests in at least three different countries, including emerging market countries, with at least 40% of its net assets invested in securities of issuers located outside the United States. The Fund’s investments in foreign securities may include investments through American, European and Global Depository Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). Depository receipts represent interests in foreign securities held on deposit by banks.
The strategy seeks to maximize total return, which includes both long-term capital appreciation and income via equity dividends. In selecting investments for the Fund, the Fund’s sub-adviser, employs a fundamental, bottom-up approach. The sub-adviser focuses first on the quality of a company’s business and then considers whether the company’s securities are available at an attractive price relative to what the sub-adviser believes to be their fair value. The sub-adviser seeks to identify high-quality businesses by focusing on companies with all or most of the following attributes: attractive business fundamentals; experienced, motivated company management; pricing power; sustainable competitive advantages; financial strength; history of or prospects for paying dividends; and/or high or consistently improving market position, return on invested capital and operating margins. The Fund may invest in companies of any market capitalizations, but typically invests in companies with a market capitalization above $2 billion at initial investment.
The Fund is benchmarked to the MSCI All Country World (“ACWI”) Index (net) and the MSCI World Index (net). However, the sub-adviser is not constrained by the composition of either index in selecting investments for the Fund.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions, political developments, and changes in the regulatory environments of foreign markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.
•Geographic Risk Related to Europe: Europe includes both developed and emerging markets. Most Western European countries are members of the European Union (the “EU”), which imposes restrictions on inflation rates, deficits, and debt levels. Both developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, recessions among European countries and acts of war in the region may have a significant adverse effect on the economies of other European countries, including those of Eastern Europe. In particular, the extent and duration of Russia’s large-scale invasion of Ukraine that began on February 24, 2022, the resulting sanctions on Russia, and the subsequent impact on global markets and trade remain unknown but could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
•Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the imposition of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on October 20, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance
Calendar Year Total Returns (%)1

Class I return for the period 1/1/23 through 9/30/23: 6.39%
Best and worst quarterly performance reflected within the bar chart: Q2 2020: 19.67%; Q1 2020: (23.30)%
Average Annual Total Returns(For the periods ended December 31, 2022)

Average Annual Total Returns (For the periods ended December 31, 2022)	1 year	5 years	10 years
Class I (incepted August 31, 2016) (before taxes)	(17.49)%	5.84%	6.48%
Class I (after taxes on distributions)	(18.44)%	4.34%	5.55%
Class I (after taxes on distributions and Sales of Fund shares)	(9.64)%	4.43%	5.10%
MSCI All Country World (ACWI) Index (net) (reflects no deductions for fees, expenses or taxes)	(18.36)%	5.23%	7.98%
MSCI World Index (net) (reflects no deductions for fees, expenses or taxes)	(18.14)%	6.14%	8.85%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Aristotle Core Equity Fund
Aristotle Core Equity Fund
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 114 in the Fund’s prospectus (the “Prospectus”) and in the appendix to the Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	I	I-2
Management Fee[1]	0.65%	0.65%	0.65%
Distribution (12b-1) and/or Service Fee	0.25%	None	None
Total Annual Fund Operating Expenses	0.90%	0.65%	0.65%
Less Fee Waiver[2]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waiver	0.90%	0.65%	0.65%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$513	$66	$66
3 years	$700	$208	$208
5 years	$902	$362	$362
10 years	$1,486	$810	$810

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$513	$66	$66
3 years	$700	$208	$208
5 years	$902	$362	$362
10 years	$1,486	$810	$810

Your expenses (in dollars) if you DON’T SELL your shares

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$513	$66	$66
3 years	$700	$208	$208
5 years	$902	$362	$362
10 years	$1,486	$810	$810

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$513	$66	$66
3 years	$700	$208	$208
5 years	$902	$362	$362
10 years	$1,486	$810	$810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the most recent fiscal year, the portfolio turnover rate of Aristotle Core Equity Fund, a series of Investment Managers Series Trust (the “Predecessor Fund”) was 18% of the average value of its portfolio. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For more information regarding the Predecessor Fund, please see the discussion under Performance Information.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund’s investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, depository receipts, shares of publicly traded real estate investment trusts (“REITs”), warrants and rights. The Fund’s investments in depository receipts may include American, European, and Global Depository Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. Although the Fund may invest in companies of any market capitalization and from any country, the sub-adviser's investment process typically focuses on the universe of U.S. companies with market capitalizations in excess of $2 billion at initial investment.
In pursuing the Fund’s investment goal, the sub-adviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The sub-adviser seeks to identify companies that it believes are positioned to benefit from one or more of the following: (i) shifts in industry spending, government spending and consumer trends; (ii) gains in market share from innovative products and strong intellectual property; and (iii) cyclical trends in the industry in which they operate and capable management that can take advantage of those trends. The investment process and allocation decisions result in a portfolio that blends both value and growth characteristics. At times, the Fund’s assets may be invested in securities of relatively few industries or sectors. Currently, the Fund is significantly invested in the Information Technology Sector.
The Fund is benchmarked to the S&P 500® Index. However, the sub-adviser is not constrained by the composition of the S&P 500® Index in selecting investments for the Fund.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
•Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions, political developments, and changes in the regulatory environments of foreign markets. Foreign securities include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Warrants and Rights Risk: Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.
•Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. Convertible preferred stock allows the holder to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends but ranks behind bonds, including convertible bonds, in priority upon liquidation.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
•Information Technology Sector Risk: Information Technology companies face several risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants, government regulation and patent and intellectual property rights and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign markets risk.

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below is the performance of the Predecessor Fund as a result of a reorganization of the Predecessor Fund into the Fund on October 20, 2023 (the “Reorganization”). The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. The bar chart shows the performance of the Predecessor Fund’s Class I shares.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance
Calendar Year Total Returns (%)1

Class I return for the period 1/1/23 through 9/30/23: 9.30%
Best and worst quarterly performance reflected within the bar chart: Q2 2020: 22.13%; Q2 2022: (17.49)%
Average Annual Total Returns(For the periods ended December 31, 2022)

Average Annual Total Returns (For the periods ended December 31, 2022)	1 year	5 years	Since Inception
Class I (incepted March 31, 2017) (before taxes)	(22.15)%	9.19%	10.54%
Class I (after taxes on distributions)	(22.30)%	8.94%	10.30%
Class I (after taxes on distributions and Sales of Fund shares)	(13.00)%	7.28%	8.43%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)(based on March 31, 2017 the inception date of the Predecessor Fund)	(18.11)%	9.42%	10.78%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.